UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

John M. McCann, Esq.

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

Annual Report ◾ December 31, 2019 TIAA Separate Account VA-1 The annual report contains the audited financial statements.

Stock Index Account

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA Separate Account VA-1’s (the “Separate Account”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive these reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive reports and other communications from the Separate Account electronically anytime by updating your account settings at TIAA.org/eDelivery.

You may elect to receive all future reports in paper free of charge. To do so, you can update your account settings at TIAA.org/eDelivery or call 800-223-1200 during regular business hours to let the Separate Account know you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds held with the Separate Account and any other investment companies within the same group of related investment companies.

Understanding this report

This annual report contains information about the TIAA Separate Account VA-1 of Teachers Insurance and Annuity Association of America (TIAA) and made available through TIAA’s Teachers Personal Annuity variable annuity contract, and describes the Separate Account’s results for the twelve months ended December 31, 2019. The report contains three main sections:

•	The Separate Account performance section compares the Separate Account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the Separate Account had investments as of December 31, 2019.
•	The financial statements provide detailed information about the operations and financial condition of the Separate Account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Separate Account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

TIAA Separate Account VA-1  ◾  2019 Semiannual Report     3

Information for contractowners

Portfolio holdings

The summary portfolio of investments for the TIAA Separate Account VA-1 begins on page 10 of this report. You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA Separate Account VA-1’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Account.

4      2019 Semiannual Report  ∎  TIAA Separate Account VA-1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other Account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2019–December 31, 2019).

Actual expenses

The first line in the table uses the Account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical Account values and expenses based on the Account’s actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

TIAA Separate Account VA-1  ◾  2019 Semiannual Report     5

Important information about expenses

Expense example

Six months ended December 31, 2019

Stock Index Account	Beginning account value (7/1/19)	Ending account value (12/31/19)	Expenses paid during period* (7/1/19–12/31/19)
Actual return	$1,000.00	$1,099.59	$3.97
5% annual hypothetical return	1,000.00	1,021.42	3.82

*

“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2019. The Account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the Account’s investment adviser to waive a portion of its fee. Without such waiver, the Account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the Account’s benchmark

The Account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Account’s latest prospectus.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

6      2019 Semiannual Report  ∎  TIAA Separate Account VA-1

Stock Index Account

Performance for the twelve months ended December 31, 2019

The Stock Index Account returned 29.99% for the year, compared with the 31.02% return of its benchmark, the Russell 3000® Index.

For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

During the twelve-month period, the U.S. economy continued to grow while inflation remained moderate. Unemployment declined to 3.5% in November 2019—matching its lowest level in 50 years—and remained there at the end of the period. Core inflation, which includes all items except food and energy, rose 2.3% for the period. The Federal Reserve, which had raised interest rates over the previous four years, reversed course in 2019, lowering the federal funds target rate three times to 1.50%–1.75%.

The performance of the U.S. stock market, as measured by the Russell 3000 Index, was strong across investment styles and capitalization sizes. Growth shares outpaced value stocks, and large-cap equities outperformed both small- and mid-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information technology led the benchmark higher

All eleven sectors in the benchmark delivered positive performance for the twelve months. Information technology (up 49.3%)—the largest sector in the benchmark—and financials (up 30.8%) contributed most to the index’s return. Health care (up 21.9%) and industrials (up 30.0%) also made strong contributions. Together, these four sectors represented almost 60.0% of the benchmark’s total market capitalization on December 31, 2019. Communication services, consumer discretionary and consumer staples were also beneficial. Real estate, utilities and materials posted double-digit gains but had less of an impact on the benchmark’s overall return due to their smaller weightings. Energy (up 9.6%) was the worst performer.

For the twelve-month period, three of the benchmark’s five largest stocks outperformed the benchmark’s overall return. Apple’s stock nearly doubled, while Microsoft also had a sizeable gain. Facebook was next, rising on strong revenue growth. Alphabet, the parent company of Google, advanced, but it lagged the benchmark due to tepid earnings gains and increasing regulatory and political scrutiny. Amazon.com also posted gains but was hurt by two quarters of lower-than-expected earnings.

TIAA Separate Account VA-1  ◾  2019 Semiannual Report     7

Stock Index Account

Performance as of December 31, 2019

	Total return		Average annual total return

	Inception date	1 year	5 years	10 years
Stock Index Account	11/1/94	29.99%	10.45%	12.61%
Russell 3000® Index	—	31.02	11.24	13.42

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

Ending amounts are as of December 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period.

8      2019 Semiannual Report  ∎  TIAA Separate Account VA-1

Stock Index Account

Portfolio composition

Sector	% of net assets as of 12/31/2019
Information technology	22.3
Health care	14.1
Financials	13.4
Consumer discretionary	10.0
Industrials	9.8
Communication services	9.4
Consumer staples	6.4
Energy	4.0
Real estate	4.0
Utilities	3.2
Materials	2.8
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2019
More than $50 billion	61.4
More than $15 billion–$50 billion	19.5
More than $2 billion–$15 billion	16.2
$2 billion or less	2.9
Total	100.0

TIAA Separate Account VA-1  ◾  2019 Semiannual Report     9

Summary portfolio of investments

Stock Index Account  ▪  December 31, 2019

Shares	Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$7,808	0.7%

BANKS
280,970	Bank of America Corp	9,896	0.9
75,336	Citigroup, Inc	6,018	0.5
107,684	JPMorgan Chase & Co	15,011	1.4
131,632	Wells Fargo & Co	7,082	0.6
	Other	27,241	2.5

		65,248	5.9

CAPITAL GOODS
18,283	Boeing Co	5,956	0.5
24,883	Honeywell International, Inc	4,404	0.4
	Other	64,650	5.9

		75,010	6.8

COMMERCIAL & PROFESSIONAL SERVICES		12,193	1.1

CONSUMER DURABLES & APPAREL		15,231	1.4

CONSUMER SERVICES
26,027	McDonald’s Corp	5,143	0.4
	Other	19,517	1.8

		24,660	2.2

DIVERSIFIED FINANCIALS		38,593	3.5

ENERGY
65,963	Chevron Corp	7,949	0.7
146,389	Exxon Mobil Corp	10,215	0.9
	Other	26,381	2.4

		44,545	4.0

FOOD & STAPLES RETAILING
15,186	Costco Wholesale Corp	4,464	0.4
48,477	Walmart, Inc	5,761	0.5
	Other	4,735	0.5

		14,960	1.4

FOOD, BEVERAGE & TOBACCO
132,232	Coca-Cola Co	7,319	0.7
48,453	PepsiCo, Inc	6,622	0.6
53,566	Philip Morris International, Inc	4,558	0.4
	Other	19,026	1.7

		37,525	3.4

HEALTH CARE EQUIPMENT & SERVICES
59,335	Abbott Laboratories	5,154	0.4
46,249	Medtronic plc	5,247	0.5
32,652	UnitedHealth Group, Inc	9,599	0.9
	Other	49,891	4.5

		69,891	6.3

10	2019 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2019

Shares		Company	Value (000)	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
85,349		Procter & Gamble Co	$10,660	0.9%
		Other	7,375	0.7

			18,035	1.6

INSURANCE
67,642	*	Berkshire Hathaway, Inc (Class B)	15,321	1.4
		Other	28,638	2.6

			43,959	4.0

MATERIALS			31,313	2.8

MEDIA & ENTERTAINMENT
10,334	*	Alphabet, Inc (Class A)	13,841	1.3
10,348	*	Alphabet, Inc (Class C)	13,835	1.3
155,270		Comcast Corp (Class A)	6,983	0.6
82,516	*	Facebook, Inc	16,936	1.5
14,549	*	NetFlix, Inc	4,708	0.4
60,311		Walt Disney Co	8,723	0.8
		Other	17,332	1.6

			82,358	7.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
51,473		AbbVie, Inc	4,557	0.4
20,795		Amgen, Inc	5,013	0.5
81,076		Bristol-Myers Squibb Co	5,204	0.5
91,744		Johnson & Johnson	13,383	1.2
88,016		Merck & Co, Inc	8,005	0.7
192,073		Pfizer, Inc	7,525	0.7
13,848		Thermo Fisher Scientific, Inc	4,499	0.4
		Other	37,309	3.4

			85,495	7.8

REAL ESTATE			43,766	4.0

RETAILING
14,280	*	Amazon.com, Inc	26,387	2.4
38,048		Home Depot, Inc	8,309	0.8
		Other	27,721	2.5

			62,417	5.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
150,327		Intel Corp	8,997	0.8
20,147		NVIDIA Corp	4,741	0.5
		Other	29,830	2.7

			43,568	4.0

SOFTWARE & SERVICES
22,000		Accenture plc	4,632	0.4
16,825	*	Adobe, Inc	5,549	0.5
30,580		Mastercard, Inc (Class A)	9,131	0.8
261,164		Microsoft Corp	41,185	3.8
40,720	*	PayPal Holdings, Inc	4,405	0.4

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2019 Annual Report	11

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2019

Shares		Company		Value (000)	% of net assets

SOFTWARE & SERVICES—continued
28,459	*	salesforce.com, Inc		$4,629	0.4%
59,107		Visa, Inc (Class A)		11,106	1.0
		Other		54,382	4.9

				135,019	12.2

TECHNOLOGY HARDWARE & EQUIPMENT
153,498	d	Apple, Inc		45,074	4.1
148,305		Cisco Systems, Inc		7,113	0.6
		Other		15,513	1.4

				67,700	6.1

TELECOMMUNICATION SERVICES
252,280		AT&T, Inc		9,859	0.9
143,276		Verizon Communications, Inc		8,797	0.8
		Other		2,291	0.2

				20,947	1.9

TRANSPORTATION
24,019		Union Pacific Corp		4,342	0.4
		Other		16,816	1.5

				21,158	1.9

UTILITIES				35,331	3.2

		TOTAL COMMON STOCKS	(Cost $399,042)	1,096,730	99.4

RIGHTS / WARRANTS
MATERIALS				3	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $12)	3	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$7,720,000		Federal Home Loan Bank (FHLB)	1.150%, 01/02/20	7,720	0.7

				7,720	0.7

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
5,860,634	c	State Street Navigator Securities Lending Government Money Market Portfolio		5,861	0.5

				5,861	0.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $13,581)	13,581	1.2

		TOTAL PORTFOLIO	(Cost $412,635)	1,110,314	100.6
		OTHER ASSETS & LIABILITIES, NET		(6,572)	(0.6)

		NET ASSETS		$1,103,742	100.0%

12	2019 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments	concluded

Stock Index Account  ▪  December 31, 2019

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/19, the aggregate value of securities on loan is $7,624,056. See note 5 in the Notes to financial statements for additional information about securities lending collateral.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	41	03/20/20	$6,608	$6,623	$15

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2019 Annual Report	13

Statement of assets and liabilities

TIAA Separate Account VA-1  ▪  December 31, 2019

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$1,110,314
Cash	8
Dividends and interest receivable	1,165
Receivable from securities transactions	102
Receivable for delayed delivery securities	213
Receivable for variation margin on open futures contracts	16
Other	174

Total assets	1,111,992

LIABILITIES
Investment management fees payable	5
Service agreement fees payable	6
Payable for collateral for securities loaned	5,861
Payable for securities transactions	131
Due to affiliates	2,062
Payable for manager compensation	173
Other	12

Total liabilities	8,250

NET ASSETS
Accumulation Fund	$1,103,742

Accumulation units outstanding	4,420

Accumulation unit value	$249.70

* Portfolio investments, at cost	$412,635
† Includes securities loaned of	$7,624

14	2019 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of operations

TIAA Separate Account VA-1  ▪  For the year ended December 31, 2019

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$21,485
Interest	196
Income from securities lending	142

Total income	21,823

EXPENSES
Administrative services	2,075
Investment advisory	3,112
Mortality and expense risk charges	4,150

Total expenses	9,337
Less: Expense waiver by investment adviser	(1,556)

Net expenses	7,781

Net investment income (loss)	14,042

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	54,953
Futures contracts	986

Net realized gain (loss) on total investments	55,939

Change in unrealized appreciation (depreciation) on:
Portfolio investments	197,230
Futures contracts	287

Net change in unrealized appreciation (depreciation) on total investments	197,517

Net realized and unrealized gain (loss) on total investments	253,456

Net increase (decrease) in net assets from operations	$267,498

* Net of foreign withholding taxes	$2
‡ Includes net realized gain (loss) from securities sold to affiliates of	$7,692

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2019 Annual Report	15

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the year ended

	Stock Index Account
(amounts in thousands)	December 31, 2019	December 31, 2018

OPERATIONS
Net investment income (loss)	$14,042	$14,570
Net realized gain (loss) on total investments	55,939	54,870
Net change in unrealized appreciation (depreciation) on total investments	197,517	(124,890)

Net increase (decrease) in net assets from operations	267,498	(55,450)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	12,543	20,268
Withdrawals and death benefits	(98,257)	(103,299)

Net increase (decrease) from contractowner transactions	(85,714)	(83,031)

Net increase (decrease) in net assets	181,784	(138,481)

NET ASSETS
Beginning of period	921,958	1,060,439

End of period	$1,103,742	$921,958

ACCUMULATION UNITS
Units purchased	57	96
Units sold / transferred	(436)	(493)

Outstanding
Beginning of period	4,799	5,196

End of period	4,420	4,799

16	2019 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

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TIAA Separate Account VA-1 ▪ 2019 Annual Report	17

Financial highlights

TIAA Separate Account VA-1

	Selected per accumulation unit data
	Gain (loss) from investment operations
For the year ended	Investment income[a]	Expenses[a]	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period

STOCK INDEX ACCOUNT
12/31/19	$4.722	$1.684	$3.038	$54.564	$57.602	$192.098
12/31/18	4.501	1.580	2.921	(14.924)	(12.003)	204.101
12/31/17	3.613	1.395	2.218	32.114	34.332	169.769
12/31/16	3.387	1.173	2.214	15.947	18.161	151.608
12/31/15	3.175	1.150	2.025	(2.347)	(0.322)	151.930

a	Based on average units outstanding.
b	Based on per accumulation unit data.

18	2019 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of period	Total return[b]	Gross expenses	Net expenses	Net investment income (loss)	Portfolio turnover rate	Accumulation units outstanding end of period (in millions)	Net assets at the end of period (in millions)

$249.700	29.99%	0.90%	0.75%	1.35%	2%	4	$1,104
192.098	(5.88)	0.90	0.75	1.39	3	5	922
204.101	20.22	0.90	0.75	1.19	5	5	1,060
169.769	11.98	0.90	0.75	1.42	7	6	952
151.608	(0.21)	0.90	0.75	1.32	7	6	925

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2019 Annual Report	19

Notes to financial statements

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the U.S. Securities and Exchange (“Commission”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. In many cases, these estimates are based on data from the prior calendar year end.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files, as a component of the TIAA tax return, a U.S. Federal income tax return. The Account also files income tax returns in applicable state and

20	2019 Annual Report ▪ TIAA Separate Account VA-1

local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open income tax years and has concluded that no provision for income tax is required in the Account’s financial statements.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of assets and liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires the Account to establish a liquidity risk management program and enhances disclosures regarding Accounts’ liquidity. The requirements of this final rule were implemented on June 1, 2019 and did not have a material impact on the Account’s financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the

TIAA Separate Account VA-1 ▪ 2019 Annual Report	21

Notes to financial statements

security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

22	2019 Annual Report ▪ TIAA Separate Account VA-1

continued

The following table summarizes the market value of the Account’s investments as of December 31, 2019, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Equity investments:
Health care	$155,384	$—	$2	$155,386
Materials	31,313	—	3	31,316
All other equity investments*	910,031	—	—	910,031
Short-term investments	5,861	7,720	—	13,581
Futures contracts**	15	—	—	15

Total	$1,102,604	$7,720	$5	$1,110,329

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

At December 31, 2019, the Account has invested in derivative contracts which are reflected in the Statement of assets and liabilities as follows (dollar amounts are in thousands):

	Asset derivatives
Derivative contracts	Location		Fair value amount

Equity contracts	Futures contracts	*	$15

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

For the year ended December 31, 2019, the effect of derivative contracts on the Account’s Statement of operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures contracts	$986	$287

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures

TIAA Separate Account VA-1 ▪ 2019 Annual Report	23

Notes to financial statements

contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended December 31, 2019, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 2% of net assets. The futures contracts outstanding as of December 31, 2019 are disclosed in the Summary portfolio of investments and the full Schedule of investments.

Note 4—investment adviser and affiliates

Teachers Advisors, LLC (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2019, the Account engaged with affiliated entities in securities purchases of $106,083 and sales of $11,432,837, which resulted in net realized gains of $7,692,326.

24	2019 Annual Report ▪ TIAA Separate Account VA-1

continued

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of assets and liabilities. Non-cash collateral is not disclosed in the Account’s Statement of assets and liabilities as it is held by the lending agent on behalf of the Account, and the Account does not have the ability to sell or re-hypothecate those securities. As of December 31, 2019, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

At December 31, 2019, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):

Aggregate value of securities on loan	Cash collateral received*	Non-cash collateral received	Total collateral received

$7,624	$5,861	$1,918	$7,779

*	May include cash and investment of cash collateral.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

TIAA Separate Account VA-1 ▪ 2019 Annual Report	25

Notes to financial statements

Net unrealized appreciation (depreciation): At December 31, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

$412,650	$730,500	$(32,821)	$697,679

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Account for the year ended December 31, 2019 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales

$ 19,169	$93,334

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Account may participate in an inter-fund lending program. This program allows the Account to lend cash to and/or borrow cash from certain affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Account may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended December 31, 2019, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

The Account participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the

26	2019 Annual Report ▪ TIAA Separate Account VA-1

concluded

credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2019, there were no borrowings under this credit facility by the Account.

Note 8—legal proceedings

The Account was named as defendant and a putative member of the proposed defendant class of shareholders, or could be added as a defendant, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) and certain creditors of Tribune, as a result of its ownership of shares of Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Account’s exposure related to this matter is estimated to be 0.05% of net assets as of December 31, 2019.

TIAA Separate Account VA-1 ▪ 2019 Annual Report	27

Report of independent registered public accounting firm

To the Management Committee and Contractowners of the Stock Index Account of TIAA Separate Account VA-1

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of Stock Index Account of TIAA Separate Account VA-1, (the “Account”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by

28	2019 Annual Report ▪ TIAA Separate Account VA-1

correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 24, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA Separate Account VA-1 ▪ 2019 Annual Report	29

2019 special meeting (unaudited)

TIAA Separate Account VA-1

Managers

On July 17, 2019, at a special meeting of contractowners, the following persons were elected to serve on the Management Committee:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent
Forrest Berkley	682,558.955	91.506	8,528.786	1.143	54,826.958	7.350
Joseph A. Boateng	681,104.118	91.311	11,387.459	1.527	53,423.122	7.162
Janice C. Eberly	691,775.773	92.742	6,966.694	0.934	47,172.232	6.324
Nancy A. Eckl	688,145.665	92.255	10,868.405	1.457	46,900.629	6.288
Michael A. Forrester	679,094.147	91.042	13,911.345	1.865	52,909.207	7.093
Howell E. Jackson	685,303.845	91.874	9,077.929	1.217	51,532.925	6.909
Thomas J. Kenny	676,954.973	90.755	15,796.009	2.118	53,163.717	7.127
James M. Poterba	687,404.587	92.156	7,458.491	1.000	51,051.621	6.844
Maceo K. Sloan	676,365.337	90.676	18,867.500	2.529	50,681.862	6.795
Laura T. Starks	688,327.198	92.280	10,964.696	1.470	46,622.805	6.250

Joseph A. Boateng was elected to office. Forrest Berkley, Janice C. Eberly, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Thomas J. Kenny, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

The results above were certified by Computershare Fund Services, Inc., independent tabulator for the TIAA Separate Account VA-1.

30	2019 Annual Report ▪ TIAA Separate Account VA-1

Management committee members and officers (unaudited)

TIAA Separate Account VA-1  ▪  January 21, 2020

Members

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Member	Indefinite term. Member since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Member	Indefinite term. Member since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006); Manager, Financial Services Consultant, KPMG Consulting (2000–2002); several positions, Xerox Corporation (1988–2000).	89	Board member, Year Up Puget Sound; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (since 2020). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	89	Independent Director and Chair of the Risk Committee, Office of Finance, Federal Home Loan Banks; Member of the Executive Committee, American Economic Association; Director, Avant, LLC.

TIAA Separate Account VA-1 ▪ 2019 Annual Report	31

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  January 21, 2020

Members—concluded

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Member	Indefinite term. Member since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Member	Indefinite term. Member since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director, Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Member	Indefinite term. Member since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Management Committee and Member	Indefinite term. Trustee since 2011; Chairman for term ending July 1, 2021. Chairman since 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Chair of the Finance Committee, Sansum Clinic; Director, ParentSquare; Investment Committee Member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.

32	2019 Annual Report ▪ TIAA Separate Account VA-1

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Member	Indefinite term. Member since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	89	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Member	Indefinite term. Member since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Member	Indefinite term. Member since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President, Society of Financial Studies (since 2017). Vice President, American Finance Association (since 2020).	89	Texa$aver Product Committee Member, Employees Retirement System of Texas.

TIAA Separate Account VA-1 ▪ 2019 Annual Report	33

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  January 21, 2020

Officers

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Chairman, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Formerly, Chief Executive Officer, Nuveen. Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary, Head of Corporate, Securities and M&A Group of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Carol W. Deckbar TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2017	Executive Vice President, Institutional Investment and Endowment Services of TIAA and Executive Vice President of CREF and VA-1.

34	2019 Annual Report ▪ TIAA Separate Account VA-1

Roger W. Ferguson, Jr. TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief investment Officer, Nuveen; Executive Vice President, Chief Investment Officer, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
Phillip T. Rollock TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Senior Managing Director, Deputy Chief Legal Officer and Corporate Secretary of TIAA.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Risk Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; Treasurer of CREF; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.

TIAA Separate Account VA-1 ▪ 2019 Annual Report	35

Management committee members and officers (unaudited)	concluded

TIAA Separate Account VA-1  ▪  January 21, 2020

Officers—concluded

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

The Account’s Statement of Additional Information (SAI) includes additional information about the Account’s members and is available, without charge, through our website, TIAA.org, or by telephone at 800-223-1200.

36	2019 Annual Report ▪ TIAA Separate Account VA-1

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How to reach us

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800-842-2252

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC and Nuveen Securities, LLC, members FINRA, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association of America (TIAA) and College Retirement Equities Fund (CREF), New York, NY. TIAA Separate Account VA-1 is issued by Teachers Insurance and Annuity Association of America (TIAA), New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America–College Retirement Equities Fund,

730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Ethics.

2(a) The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended December 31, 2019 and December 31, 2018 may not align with the figures reported and filed with the Securities and Exchange Commission in Form N-CEN or Form N-CSR for each period, respectively, (SEC File No. 811-08520) because the fees disclosed in this statement reflect fees updated after the date of that Form N-CEN or Form N-CSR for the relevant periods.

4(a) Audit Fees.

For the fiscal years ended December 31, 2019 and December 31, 2018, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $54,827 and $55,945, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2019 and December 31, 2018, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2019 and December 31, 2018, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2019 and December 31, 2018, PwC’s aggregate fees for tax services billed to the Registrant were $1,550 and $0, respectively.

For the fiscal years ended December 31, 2019 and December 31, 2018, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2019 and December 31, 2018, PwC’s aggregate fees for all other services billed to the Registrant were $3,028 and $3,035, respectively.

For the fiscal years ended December 31, 2019 and December 31, 2018, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2019 and December 31, 2018 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2019 and December 31, 2018 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2019 and December 31, 2018 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2019 and December 31, 2018 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2019 and December 31, 2018 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2019 and December 31, 2018 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2019 and December 31, 2018, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $217,000 and $221,000, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2019

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.7%
2,457	*	Adient plc	$52
3,248	*	American Axle & Manufacturing Holdings, Inc	35
9,034		Aptiv plc	858
7,322		BorgWarner, Inc	318
1,678		Cooper Tire & Rubber Co	48
138	*	Cooper-Standard Holding, Inc	4
4,034		Dana Inc	73
1,044	*	Dorman Products, Inc	79
134,166		Ford Motor Co	1,248
1,363	*	Fox Factory Holding Corp	95
42,309		General Motors Co	1,548
8,820		Gentex Corp	256
1,424	*	Gentherm, Inc	63
5,954		Goodyear Tire & Rubber Co	93
5,507		Harley-Davidson, Inc	205
938		LCI Industries, Inc	100
2,291		Lear Corp	314
1,945	*	Modine Manufacturing Co	15
670	*	Motorcar Parts of America, Inc	15
1,379		Spartan Motors, Inc	25
843		Standard Motor Products, Inc	45
1,055	*	Stoneridge, Inc	31
928		Tenneco, Inc	12
4,891	*	Tesla, Inc	2,046
1,360		Thor Industries, Inc	101
759	*	Visteon Corp	66
1,185		Winnebago Industries, Inc	63

		TOTAL AUTOMOBILES & COMPONENTS	7,808

BANKS - 5.9%
625		1st Source Corp	32
255		ACNB Corp	10
444	*	Allegiance Bancshares, Inc	17
667	*	Amerant Bancorp Inc	15
374		American National Bankshares, Inc	15
2,080		Ameris Bancorp	88
387		Ames National Corp	11
425		Arrow Financial Corp	16
5,246		Associated Banc-Corp	116
706	*	Atlantic Capital Bancshares, Inc	13
2,758		Atlantic Union Bankshares Corp	104
2,322	*	Axos Financial, Inc	70
1,598		Banc of California, Inc	27
666		Bancfirst Corp	42
3,345		BancorpSouth Bank	105
178		Bank First Corp	12
280,970		Bank of America Corp	9,896
601		Bank of Commerce Holdings	7
1,195		Bank of Hawaii Corp	114
468		Bank of Marin Bancorp	21
2,093		Bank of NT Butterfield & Son Ltd	77
4,451		Bank OZK	136
457		BankFinancial Corp	6
4,119		BankUnited	151

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

217		Bankwell Financial Group, Inc	$6
1,278		Banner Corp	72
622		Bar Harbor Bankshares	16
385	*	Baycom Corp	9
361		BCB Bancorp, Inc	5
1,542		Berkshire Hills Bancorp, Inc	51
1,053		BOK Financial Corp	92
3,231		Boston Private Financial Holdings, Inc	39
683		Bridge Bancorp, Inc	23
2,984		Brookline Bancorp, Inc	49
630		Bryn Mawr Bank Corp	26
313		Business First Bancshares, Inc	8
241	*	Byline Bancorp, Inc	5
131		C&F Financial Corp	7
3,579		Cadence BanCorp	65
135	e	Cambridge Bancorp	11
613		Camden National Corp	28
447		Capital City Bank Group, Inc	14
4,687		Capitol Federal Financial	64
314		Capstar Financial Holdings, Inc	5
555		Carolina Financial Corp	24
550	*	Carter Bank & Trust	13
2,040		Cathay General Bancorp	78
654		CBTX, Inc	20
4,102		Centerstate Banks of Florida, Inc	102
1,125		Central Pacific Financial Corp	33
383		Central Valley Community Bancorp	8
152		Century Bancorp, Inc	14
122		Chemung Financial Corp	5
2,767		CIT Group, Inc	126
75,336		Citigroup, Inc	6,018
533		Citizens & Northern Corp	15
15,625		Citizens Financial Group, Inc	635
597		City Holding Co	49
377		Civista Bancshares, Inc	9
498		CNB Financial Corp	16
376		Codorus Valley Bancorp, Inc	9
2,875		Columbia Banking System, Inc	117
1,738	*	Columbia Financial, Inc	29
5,413		Comerica, Inc	388
3,727		Commerce Bancshares, Inc	253
1,925		Community Bank System, Inc	137
837		Community Bankers Trust Corp	7
153		Community Financial Corp	5
651		Community Trust Bancorp, Inc	30
1,146		ConnectOne Bancorp, Inc	29
2,189		Cullen/Frost Bankers, Inc	214
1,005	*	Customers Bancorp, Inc	24
4,043		CVB Financial Corp	87
1,325		Dime Community Bancshares	28
1,035		Eagle Bancorp, Inc	50
5,381		East West Bancorp, Inc	262
192	*	Entegra Financial Corp	6
314		Enterprise Bancorp, Inc	11
828		Enterprise Financial Services Corp	40
402	*	Equity Bancshares, Inc	12
342		ESSA Bancorp, Inc	6
2,855		Essent Group Ltd	148
171		Evans Bancorp, Inc	7
356		Farmers & Merchants Bancorp, Inc	11
1,013		Farmers National Banc Corp	17
246		FB Financial Corp	10
384		Federal Agricultural Mortgage Corp (Class C)	32
24,463		Fifth Third Bancorp	752

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

527		Financial Institutions, Inc	$17
1,088		First Bancorp	43
6,201		First Bancorp	66
498		First Bancorp, Inc	15
322		First Bancshares, Inc	11
603		First Bank	7
1,476		First Busey Corp	41
360		First Business Financial Services, Inc	9
226		First Citizens Bancshares, Inc (Class A)	120
3,678		First Commonwealth Financial Corp	53
680		First Community Bancshares, Inc	21
736		First Defiance Financial Corp	23
2,544		First Financial Bancorp	65
4,932		First Financial Bankshares, Inc	173
384		First Financial Corp	18
175		First Financial Northwest, Inc	3
1,098		First Foundation, Inc	19
178		First Guaranty Bancshares, Inc	4
4,467		First Hawaiian, Inc	129
11,602		First Horizon National Corp	192
228		First Internet Bancorp	5
951		First Interstate Bancsystem, Inc	40
1,580		First Merchants Corp	66
380		First Mid-Illinois Bancshares, Inc	13
2,629		First Midwest Bancorp, Inc	61
327		First Northwest Bancorp	6
862		First of Long Island Corp	22
5,668		First Republic Bank	666
890		Flagstar Bancorp, Inc	34
1,083		Flushing Financial Corp	23
9,554		FNB Corp	121
389		Franklin Financial Network, Inc	13
4,859		Fulton Financial Corp	85
903		German American Bancorp, Inc	32
2,999		Glacier Bancorp, Inc	138
412		Great Southern Bancorp, Inc	26
1,353		Great Western Bancorp, Inc	47
113		Greene County Bancorp, Inc	3
275		Guaranty Bancshares, Inc	9
3,384		Hancock Whitney Corp	148
1,297		Hanmi Financial Corp	26
728	*	HarborOne Northeast Bancorp, Inc	8
953		Heartland Financial USA, Inc	47
1,355		Heritage Commerce Corp	17
1,150		Heritage Financial Corp	33
2,919		Hilltop Holdings, Inc	73
57		Hingham Institution for Savings	12
238		Home Bancorp, Inc	9
4,557		Home Bancshares, Inc	90
698	*	HomeStreet, Inc	24
667		HomeTrust Bancshares, Inc	18
2,725		Hope Bancorp, Inc	40
1,209		Horizon Bancorp	23
323	*	Howard Bancorp, Inc	5
36,709		Huntington Bancshares, Inc	554
1,963		IBERIABANK Corp	147
1,238		Independent Bank Corp	103
863		Independent Bank Corp	20
1,089		Independent Bank Group, Inc	60
2,138		International Bancshares Corp	92
299		Investar Holding Corp	7
10,225		Investors Bancorp, Inc	122
107,684		JPMorgan Chase & Co	15,011
4,372		Kearny Financial Corp	60

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

36,059		Keycorp	$730
1,629		Lakeland Bancorp, Inc	28
976		Lakeland Financial Corp	48
378		LCNB Corp	7
287	*,e	LendingTree, Inc	87
833		Live Oak Bancshares, Inc	16
4,597		M&T Bank Corp	780
1,072		Macatawa Bank Corp	12
236	*	Malvern Bancorp, Inc	5
640		Mercantile Bank Corp	23
573		Merchants Bancorp	11
1,997		Meridian Bancorp, Inc	40
1,035		Meta Financial Group, Inc	38
229	*	Metropolitan Bank Holding Corp	11
10,835		MGIC Investment Corp	154
582		Midland States Bancorp, Inc	17
406		MidWestOne Financial Group, Inc	15
280	*	Mr Cooper Group, Inc	3
213		MutualFirst Financial, Inc	8
984		National Bank Holdings Corp	35
257		National Bankshares, Inc	12
1,661		NBT Bancorp, Inc	67
14,827		New York Community Bancorp, Inc	178
301	*	Nicolet Bankshares, Inc	22
2,265	*	NMI Holdings, Inc	75
256		Northeast Bank	6
1,643		Northfield Bancorp, Inc	28
280		Northrim BanCorp, Inc	11
3,683		Northwest Bancshares, Inc	61
223		Norwood Financial Corp	9
1,583		OceanFirst Financial Corp	40
1,902		OFG Bancorp	45
160		Ohio Valley Banc Corp	6
4,858		Old National Bancorp	89
1,237		Old Second Bancorp, Inc	17
796		Opus Bank	21
568		Origin Bancorp, Inc	21
297		Orrstown Financial Services, Inc	7
589	*	Pacific Mercantile Bancorp	5
1,516		Pacific Premier Bancorp, Inc	49
3,679		PacWest Bancorp	141
529		Park National Corp	54
198		Parke Bancorp, Inc	5
696		PCSB Financial Corp	14
642		Peapack Gladstone Financial Corp	20
331		Penns Woods Bancorp, Inc	12
575		PennyMac Financial Services, Inc	20
174		Peoples Bancorp of North Carolina, Inc	6
595		Peoples Bancorp, Inc	21
333		Peoples Financial Services Corp	17
13,923		People’s United Financial, Inc	235
521		People’s Utah Bancorp	16
2,763		Pinnacle Financial Partners, Inc	177
15,134		PNC Financial Services Group, Inc	2,416
2,847		Popular, Inc	167
510		Preferred Bank	31
471		Premier Financial Bancorp, Inc	9
3,550		Prosperity Bancshares, Inc	255
339	*	Provident Bancorp Inc	4
1,243		Provident Financial Services, Inc	31
279		Prudential Bancorp, Inc	5
472		QCR Holdings, Inc	21
6,822		Radian Group, Inc	172
475		RBB Bancorp	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

34,648		Regions Financial Corp	$595
254		Reliant Bancorp Inc	6
1,629		Renasant Corp	58
364		Republic Bancorp, Inc (Class A)	17
1,873	*	Republic First Bancorp, Inc	8
671		Riverview Bancorp, Inc	5
1,349		S&T Bancorp, Inc	54
1,200		Sandy Spring Bancorp, Inc	45
1,542	*	Seacoast Banking Corp of Florida	47
1,876		ServisFirst Bancshares, Inc	71
497		Shore Bancshares, Inc	9
370		Sierra Bancorp	11
1,852		Signature Bank	253
2,996		Simmons First National Corp (Class A)	80
275		SmartFinancial, Inc	6
1,240		South State Corp	108
228	*	Southern First Bancshares, Inc	10
231		Southern Missouri Bancorp, Inc	9
454		Southern National Bancorp of Virginia, Inc	7
1,068		Southside Bancshares, Inc	40
7,815		Sterling Bancorp/DE	165
922		Stock Yards Bancorp, Inc	38
394		Summit Financial Group, Inc	11
1,944	*	SVB Financial Group	488
5,935		Synovus Financial Corp	233
5,787		TCF Financial Corp	271
286		Territorial Bancorp, Inc	9
1,428	*	Texas Capital Bancshares, Inc	81
1,044		TFS Financial Corp	21
1,514	*	The Bancorp, Inc	20
232		Timberland Bancorp, Inc	7
573		Tompkins Financial Corp	52
2,493		Towne Bank	69
240		Trico Bancshares	10
943	*	Tristate Capital Holdings, Inc	25
657	*	Triumph Bancorp, Inc	25
46,004		Truist Financial Corp	2,591
3,358		Trustco Bank Corp NY	29
2,619		Trustmark Corp	90
1,796		UMB Financial Corp	123
6,954		Umpqua Holdings Corp	123
161		Union Bankshares, Inc	6
3,861		United Bankshares, Inc	149
2,711		United Community Banks, Inc	84
1,829		United Community Financial Corp	21
510		United Security Bancshares	5
266		Unity Bancorp, Inc	6
1,012		Univest Financial Corp	27
49,494		US Bancorp	2,934
14,062		Valley National Bancorp	161
1,101		Veritex Holdings, Inc	32
1,098		Walker & Dunlop, Inc	71
2,531		Washington Federal, Inc	93
581		Washington Trust Bancorp, Inc	31
1,032		Waterstone Financial, Inc	20
3,586		Webster Financial Corp	191
131,632		Wells Fargo & Co	7,082
2,232		WesBanco, Inc	84
597		West Bancorporation, Inc	15
1,024		Westamerica Bancorporation	69
3,666		Western Alliance Bancorp	209
1,021		Western New England Bancorp, Inc	10
2,157		Wintrust Financial Corp	153

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,991		WSFS Financial Corp	$88
6,174		Zions Bancorporation	321

		TOTAL BANKS	65,248

CAPITAL GOODS - 6.8%
19,228		3M Co	3,392
4,747		A.O. Smith Corp	226
1,275		Aaon, Inc	63
1,251		AAR Corp	56
2,301		Actuant Corp (Class A)	60
1,438		Acuity Brands, Inc	198
1,431		Advanced Drainage Systems, Inc	56
5,026	*	Aecom Technology Corp	217
1,316	*	Aegion Corp	29
2,671	*	Aerojet Rocketdyne Holdings, Inc	122
831	*	Aerovironment, Inc	51
2,151		AGCO Corp	166
3,064		Air Lease Corp	146
1,259		Aircastle Ltd	40
374		Alamo Group, Inc	47
1,111		Albany International Corp (Class A)	84
3,351		Allegion plc	417
205		Allied Motion Technologies, Inc	10
3,239		Allison Transmission Holdings, Inc	157
2,253		Altra Industrial Motion Corp	82
909	*	Ameresco, Inc	16
568	*	American Woodmark Corp	59
7,670		Ametek, Inc	765
1,095		Apogee Enterprises, Inc	36
1,503		Applied Industrial Technologies, Inc	100
12,884		Arconic, Inc	396
1,955		Arcosa, Inc	87
555		Argan, Inc	22
822	*	Armstrong Flooring, Inc	4
1,735		Armstrong World Industries, Inc	163
823		Astec Industries, Inc	35
810	*	Astronics Corp	23
1,239	*	Atkore International Group, Inc	50
2,036	*	Axon Enterprise, Inc	149
1,059		AZZ, Inc	49
1,953		Barnes Group, Inc	121
2,363	*	Beacon Roofing Supply, Inc	76
1,933	*,e	Bloom Energy Corp	14
278	*	Blue Bird Corp	6
325	*,e	BlueLinx Holdings, Inc	5
2,534	*	BMC Stock Holdings, Inc	73
18,283		Boeing Co	5,956
1,640		Briggs & Stratton Corp	11
3,625	*	Builders FirstSource, Inc	92
3,398		BWX Technologies, Inc	211
883		Caesarstone Sdot-Yam Ltd	13
520	*	CAI International, Inc	15
1,816		Carlisle Cos, Inc	294
18,523		Caterpillar, Inc	2,736
1,264	*	Chart Industries, Inc	85
647	*	CIRCOR International, Inc	30
3,463	*	Colfax Corp	126
840		Columbus McKinnon Corp	34
1,470		Comfort Systems USA, Inc	73
945	*	Commercial Vehicle Group, Inc	6
1,524	*	Continental Building Products, Inc	56
1,570	*	Cornerstone Building Brands, Inc	13
1,416		Crane Co	122
554		CSW Industrials, Inc	43

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,041		Cubic Corp	$66
5,085		Cummins, Inc	910
1,467		Curtiss-Wright Corp	207
10,813		Deere & Co	1,873
4,162		Donaldson Co, Inc	240
932		Douglas Dynamics, Inc	51
4,782		Dover Corp	551
485	*	Ducommun, Inc	25
567	*	DXP Enterprises, Inc	23
1,047	*	Dycom Industries, Inc	49
174		Eastern Co	5
14,253		Eaton Corp	1,350
1,960		EMCOR Group, Inc	169
20,818		Emerson Electric Co	1,588
840		Encore Wire Corp	48
648	*,e	Energous Corp	1
1,368	*,e	Energy Recovery, Inc	13
1,701		EnerSys	127
830		EnPro Industries, Inc	56
995		ESCO Technologies, Inc	92
137	e	EVI Industries, Inc	4
2,773	*	Evoqua Water Technologies Corp	53
19,985		Fastenal Co	738
2,292		Federal Signal Corp	74
4,459		Flowserve Corp	222
4,949		Fluor Corp	93
9,852		Fortive Corp	753
5,005		Fortune Brands Home & Security, Inc	327
499	*	Foundation Building Materials, Inc	10
1,724		Franklin Electric Co, Inc	99
3,933	*	Gardner Denver Holdings, Inc	144
1,403	*	Gates Industrial Corp plc	19
1,474		GATX Corp	122
277	*	Gencor Industries, Inc	3
1,814	*	Generac Holdings, Inc	183
8,699		General Dynamics Corp	1,534
299,416		General Electric Co	3,342
1,244	*	Gibraltar Industries, Inc	63
922	*	GMS, Inc	25
678		Gorman-Rupp Co	25
5,055		Graco, Inc	263
1,261		GrafTech International Ltd	15
470		Graham Corp	10
1,755		Granite Construction, Inc	49
2,253	*	Great Lakes Dredge & Dock Corp	26
1,065		Greenbrier Cos, Inc	35
1,120		Griffon Corp	23
1,293		H&E Equipment Services, Inc	43
3,062	*	Harsco Corp	70
5,318	*	HD Supply Holdings, Inc	214
1,220		HEICO Corp	139
2,602		HEICO Corp (Class A)	233
922		Helios Technologies, Inc	43
981	*	Herc Holdings, Inc	48
3,102		Hexcel Corp	227
2,685		Hillenbrand, Inc	89
24,883		Honeywell International, Inc	4,404
1,854		Hubbell, Inc	274
1,297		Huntington Ingalls	325
316		Hurco Cos, Inc	12
404		Hyster-Yale Materials Handling, Inc	24
2,482		IDEX Corp	427
298	*	IES Holdings, Inc	8
11,070		Illinois Tool Works, Inc	1,989

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,223		Ingersoll-Rand plc	$1,093
716		Insteel Industries, Inc	15
2,978		ITT, Inc	220
4,430		Jacobs Engineering Group, Inc	398
2,384	*	JELD-WEN Holding, Inc	56
1,200		John Bean Technologies Corp	135
26,871		Johnson Controls International plc	1,094
433		Kadant, Inc	46
1,040		Kaman Corp	69
3,108		Kennametal, Inc	115
2,746	*	Kratos Defense & Security Solutions, Inc	49
7,754		L3Harris Technologies, Inc	1,534
246	*	Lawson Products, Inc	13
306	*	LB Foster Co (Class A)	6
1,228		Lennox International, Inc	300
1,943		Lincoln Electric Holdings, Inc	188
408		Lindsay Corp	39
8,519		Lockheed Martin Corp	3,317
800		Luxfer Holdings plc	15
674	*	Lydall, Inc	14
1,198	*	Manitowoc Co, Inc	21
10,437		Masco Corp	501
798	*	Masonite International Corp	58
2,069	*	Mastec, Inc	133
2,076		Maxar Technologies, Inc	33
1,815	*	Mercury Systems, Inc	125
1,998	*	Meritor, Inc	52
1,823	*	Middleby Corp	200
446		Miller Industries, Inc	17
863		Moog, Inc (Class A)	74
3,470	*	MRC Global, Inc	47
1,382		MSC Industrial Direct Co (Class A)	108
2,210		Mueller Industries, Inc	70
6,011		Mueller Water Products, Inc (Class A)	72
639	*	MYR Group, Inc	21
206		National Presto Industries, Inc	18
1,911	*	Navistar International Corp	55
1,020		NN, Inc	9
1,902		Nordson Corp	310
5,504		Northrop Grumman Corp	1,893
371	*	Northwest Pipe Co	12
4,328	*	NOW, Inc	49
291	*	NV5 Global Inc	15
6,241		nVent Electric plc	160
117		Omega Flex, Inc	13
2,481		Oshkosh Corp	235
3,800		Owens Corning, Inc	247
11,537		PACCAR, Inc	913
4,456		Parker-Hannifin Corp	917
502	*	Parsons Corp	21
334		Patrick Industries, Inc	18
5,547		Pentair plc	254
1,847	*	PGT, Inc	28
7,340	*,e	Plug Power, Inc	23
416		Powell Industries, Inc	20
96		Preformed Line Products Co	6
1,452		Primoris Services Corp	32
1,003	*	Proto Labs, Inc	102
1,340		Quanex Building Products Corp	23
4,869		Quanta Services, Inc	198
1,477		Raven Industries, Inc	51
9,584		Raytheon Co	2,106
899	*	RBC Bearings, Inc	142
1,737		Regal-Beloit Corp	149

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,524	*	Resideo Technologies, Inc	$54
432		REV Group, Inc	5
4,030	*	Rexnord Corp	131
4,043		Rockwell Automation, Inc	819
3,518		Roper Technologies Inc	1,246
1,200		Rush Enterprises, Inc (Class A)	56
257		Rush Enterprises, Inc (Class B)	12
5,166	*	Sensata Technologies Holding plc	278
1,581		Simpson Manufacturing Co, Inc	127
1,315	*	SiteOne Landscape Supply, Inc	119
1,793		Snap-On, Inc	304
3,569		Spirit Aerosystems Holdings, Inc (Class A)	260
1,707	*	SPX Corp	87
1,563	*	SPX FLOW, Inc	76
472		Standex International Corp	37
5,419		Stanley Black & Decker, Inc	898
1,004	*	Sterling Construction Co, Inc	14
3,212	*	Sunrun, Inc	44
1,233	*	Teledyne Technologies, Inc	427
647		Tennant Co	50
1,384		Terex Corp	41
967	*	Textainer Group Holdings Ltd	10
7,801		Textron, Inc	348
1,276	*	Thermon Group Holdings	34
2,010		Timken Co	113
1,841		Titan International, Inc	7
784	*	Titan Machinery, Inc	12
3,332		Toro Co	266
400	*	TPI Composites, Inc	7
1,681		TransDigm Group, Inc	941
1,946	*	Trex Co, Inc	175
1,789	*	Trimas Corp	56
3,773		Trinity Industries, Inc	84
1,667		Triton International Ltd	67
1,896		Triumph Group, Inc	48
1,399	*	Tutor Perini Corp	18
343	*	Twin Disc, Inc	4
2,718	*	United Rentals, Inc	453
27,994		United Technologies Corp	4,192
4,315	*	Univar Solutions Inc	105
1,326		Universal Forest Products, Inc	63
582		Valmont Industries, Inc	87
455	*	Vectrus, Inc	23
419	*	Veritiv Corp	8
649	*	Vicor Corp	30
876	*,e	Vivint Solar, Inc	6
1,482		W.W. Grainger, Inc	502
2,295		Wabash National Corp	34
1,638	*	WABCO Holdings, Inc	222
6,434		Wabtec Corp	501
1,090		Watsco, Inc	196
880		Watts Water Technologies, Inc (Class A)	88
5,066	*	Welbilt, Inc	79
2,328	*	Wesco Aircraft Holdings, Inc	26
1,310	*	WESCO International, Inc	78
67	*	Willis Lease Finance Corp	4
1,151	*	Willscot Corp	21
1,753		Woodward Inc	208
6,229		Xylem, Inc	491

		TOTAL CAPITAL GOODS	75,010

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,170		ABM Industries, Inc	82
2,247	*	Acacia Research (Acacia Technologies)	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,335		ACCO Brands Corp	$41
3,263	e	ADT, Inc	26
1,780	*	Advanced Disposal Services, Inc	58
1,977	*	ASGN Inc	140
274		Barrett Business Services, Inc	25
198		BG Staffing, Inc	4
1,868		Brady Corp (Class A)	107
511	*	BrightView Holdings, Inc	9
1,790		Brink’s Co	162
1,375	*	Casella Waste Systems, Inc (Class A)	63
2,160	*	CBIZ, Inc	58
948	*	Ceco Environmental Corp	7
814	*	Cimpress plc	102
2,857		Cintas Corp	769
2,053	*	Clean Harbors, Inc	176
6,856	*	Copart, Inc	623
1,260	*	CoStar Group, Inc	754
4,607		Covanta Holding Corp	68
364		CRA International, Inc	20
1,839		Deluxe Corp	92
1,051		Ennis, Inc	23
4,026		Equifax, Inc	564
1,994		Exponent, Inc	138
381	*	Forrester Research, Inc	16
419	*	Franklin Covey Co	13
1,309	*	FTI Consulting, Inc	145
494	*	GP Strategies Corp	6
2,765		Healthcare Services Group	67
711		Heidrick & Struggles International, Inc	23
555	*	Heritage-Crystal Clean, Inc	17
2,222		Herman Miller, Inc	93
1,783		HNI Corp	67
896	*	Huron Consulting Group, Inc	62
5,073	*	IAA, Inc	239
707		ICF International, Inc	65
13,565	*	IHS Markit Ltd	1,022
1,756	*	Innerworkings, Inc	10
1,374		Insperity, Inc	118
2,401		Interface, Inc	40
5,073		KAR Auction Services, Inc	111
1,192		Kelly Services, Inc (Class A)	27
1,045		Kforce, Inc	41
1,392		Kimball International, Inc (Class B)	29
1,970		Knoll, Inc	50
1,994		Korn/Ferry International	85
1,848		Manpower, Inc	179
1,217		Matthews International Corp (Class A)	46
919		McGrath RentCorp	70
757	*	Mistras Group, Inc	11
1,705		Mobile Mini, Inc	65
1,028		MSA Safety, Inc	130
12,951		Nielsen NV	263
563	*	NL Industries, Inc	2
7,274		Pitney Bowes, Inc	29
1,198		Quad Graphics, Inc	6
7,183		Republic Services, Inc	644
1,107		Resources Connection, Inc	18
3,920		Robert Half International, Inc	248
4,660		Rollins, Inc	154
2,868		RR Donnelley & Sons Co	11
672	*	SP Plus Corp	28
3,128		Steelcase, Inc (Class A)	64
2,666	*	Stericycle, Inc	170
461		Systemax, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,231	*	Team, Inc	$20
1,741		Tetra Tech, Inc	150
6,346		TransUnion	543
1,603	*	TriNet Group, Inc	91
1,626	*	TrueBlue, Inc	39
592		Unifirst Corp	120
844		US Ecology, Inc	49
5,484		Verisk Analytics, Inc	819
795		Viad Corp	54
340		VSE Corp	13
14,682		Waste Management, Inc	1,673
279	*	Willdan Group, Inc	9

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,193

CONSUMER DURABLES & APPAREL - 1.4%
821		Acushnet Holdings Corp	27
2,238	*	American Outdoor Brands Corp	21
383		Bassett Furniture Industries, Inc	6
1,140	*	Beazer Homes USA, Inc	16
2,639		Brunswick Corp	158
3,598		Callaway Golf Co	76
5,047	*	Capri Holdings Ltd	193
1,735		Carter’s, Inc	190
237	*	Cavco Industries, Inc	46
707	*	Century Communities, Inc	19
727		Clarus Corp	10
1,106		Columbia Sportswear Co	111
1,951	*	CROCS, Inc	82
447		Culp, Inc	6
1,015	*	Deckers Outdoor Corp	171
11,998		DR Horton, Inc	633
458		Escalade, Inc	4
958		Ethan Allen Interiors, Inc	18
273		Flexsteel Industries, Inc	5
1,713	*	Fossil Group, Inc	13
4,826		Garmin Ltd	471
415	*	G-III Apparel Group Ltd	14
4,066	*,e	GoPro, Inc	18
992	*	Green Brick Partners, Inc	11
364		Hamilton Beach Brands Holding Co	7
12,390		Hanesbrands, Inc	184
3,939		Hasbro, Inc	416
789	*	Helen of Troy Ltd	142
438		Hooker Furniture Corp	11
845	*	Installed Building Products, Inc	58
1,024	*,e	iRobot Corp	52
232		Johnson Outdoors, Inc	18
3,347		KB Home	115
1,623	e	Kontoor Brands, Inc	68
1,887		La-Z-Boy, Inc	59
4,915		Leggett & Platt, Inc	250
631		Lennar Corp (B Shares)	28
9,713		Lennar Corp (Class A)	542
624	*	LGI Homes, Inc	44
362		Lifetime Brands, Inc	3
336	*,e	Lovesac Co	5
4,174	*	Lululemon Athletica, Inc	967
862	*	M/I Homes, Inc	34
776	*	Malibu Boats, Inc	32
441		Marine Products Corp	6
673	*	MasterCraft Boat Holdings, Inc	11
10,286	*,e	Mattel, Inc	139
1,794		MDC Holdings, Inc	68
1,156	*	Meritage Homes Corp	71

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,102	*	Mohawk Industries, Inc	$287
638		Movado Group, Inc	14
182		Nacco Industries, Inc (Class A)	9
13,184		Newell Brands Inc	253
42,485		Nike, Inc (Class B)	4,304
117	*	NVR, Inc	446
621		Oxford Industries, Inc	47
1,868		Polaris Inc	190
8,920		Pulte Homes, Inc	346
1,433	*	Purple Innovation, Inc	12
2,715		PVH Corp	285
1,797		Ralph Lauren Corp	211
4,672	*	Skechers U.S.A., Inc (Class A)	202
1,768	*	Skyline Champion Corp	56
2,321	*	Sonos, Inc	36
3,457		Steven Madden Ltd	149
652		Sturm Ruger & Co, Inc	31
295		Superior Uniform Group, Inc	4
10,357		Tapestry, Inc	279
2,707	*	Taylor Morrison Home Corp	59
1,466	*	Tempur Sealy International, Inc	128
4,401		Toll Brothers, Inc	174
1,123	*	TopBuild Corp	116
3,938	*	TRI Pointe Homes, Inc	61
1,753		Tupperware Brands Corp	15
5,744	*	Under Armour, Inc (Class A)	124
7,306	*	Under Armour, Inc (Class C)	140
700	*	Unifi, Inc	18
585	*	Universal Electronics, Inc	31
1,001	*	Vera Bradley, Inc	12
10,523		VF Corp	1,049
2,174	*	Vista Outdoor, Inc	16
2,108		Whirlpool Corp	311
889	*	William Lyon Homes, Inc	18
3,662		Wolverine World Wide, Inc	124
466	*,e	YETI Holdings, Inc	16
1,093	*,e	ZAGG, Inc	9

		TOTAL CONSUMER DURABLES & APPAREL	15,231

CONSUMER SERVICES - 2.2%
1,758	*	Adtalem Global Education, Inc	61
675	*	American Public Education, Inc	19
8,281		ARAMARK Holdings Corp	359
2,383		BBX Capital Corp	11
39	*	Biglari Holdings, Inc (B Shares)	4
817		BJ’s Restaurants, Inc	31
3,148		Bloomin’ Brands, Inc	69
3,239		Boyd Gaming Corp	97
1,976	*	Bright Horizons Family Solutions	297
1,545		Brinker International, Inc	65
19,402	*	Caesars Entertainment Corp	264
13,939		Carnival Corp	709
591		Carriage Services, Inc	15
1,345	*	Carrols Restaurant Group, Inc	9
761	*	Century Casinos, Inc	6
1,085	e	Cheesecake Factory	42
3,925	*	Chegg, Inc	149
863	*	Chipotle Mexican Grill, Inc (Class A)	722
891		Choice Hotels International, Inc	92
1,305		Churchill Downs, Inc	179
751	*	Chuy’s Holdings, Inc	19
521	e	Cracker Barrel Old Country Store, Inc	80
4,141		Darden Restaurants, Inc	451
1,638		Dave & Buster’s Entertainment, Inc	66

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,227	*	Del Taco Restaurants, Inc	$10
2,646	*	Denny’s Corp	53
664		Dine Brands Global Inc.	55
1,413		Domino’s Pizza, Inc	415
2,096	*	Drive Shack, Inc	8
2,930		Dunkin Brands Group, Inc	221
809	*	El Pollo Loco Holdings, Inc	12
2,425	*,e	Eldorado Resorts, Inc	145
6,386		Extended Stay America, Inc	95
1,005	*	Fiesta Restaurant Group, Inc	10
2,998	*	frontdoor, Inc	142
412	*	Golden Entertainment, Inc	8
115		Graham Holdings Co	74
1,750	*	Grand Canyon Education, Inc	168
6,952		H&R Block, Inc	163
768	*	Habit Restaurants, Inc	8
2,683	*	Hilton Grand Vacations, Inc	92
9,564		Hilton Worldwide Holdings, Inc	1,061
4,089	*	Houghton Mifflin Harcourt Co	26
1,223		Hyatt Hotels Corp	110
4,144		International Game Technology plc	62
596	*	J Alexander’s Holdings, Inc	6
713		Jack in the Box, Inc	56
1,321	*	K12, Inc	27
12,052		Las Vegas Sands Corp	832
1,409	*	Laureate Education, Inc	25
608	*	Lindblad Expeditions Holdings, Inc	10
9,384		Marriott International, Inc (Class A)	1,421
1,536		Marriott Vacations Worldwide Corp	198
26,027		McDonald’s Corp	5,143
17,782		MGM Resorts International	592
388	*	Monarch Casino & Resort, Inc	19
133		Nathan’s Famous, Inc	9
400	*	Noodles & Co	2
7,366	*	Norwegian Cruise Line Holdings Ltd	430
1,416	*	OneSpaWorld Holdings Ltd	24
1,063		Papa John’s International, Inc	67
4,241	*	Penn National Gaming, Inc	108
2,656	*	Perdoceo Education Corp	49
3,264	*	Planet Fitness, Inc	244
322	*	PlayAGS, Inc	4
946	*	Potbelly Corp	4
330		RCI Hospitality Holdings, Inc	7
638	*	Red Lion Hotels Corp	2
500	*	Red Robin Gourmet Burgers, Inc	17
2,623		Red Rock Resorts, Inc	63
1,367	*	Regis Corp	24
5,811		Royal Caribbean Cruises Ltd	776
1,174		Ruth’s Hospitality Group Inc	26
1,968	*	Scientific Games Corp (Class A)	53
1,710	*	SeaWorld Entertainment, Inc	54
5,752		Service Corp International	265
4,718	*	ServiceMaster Global Holdings, Inc	182
841	*	Shake Shack, Inc	50
2,790		Six Flags Entertainment Corp	126
40,762		Starbucks Corp	3,584
791		Strategic Education, Inc	126
2,599		Texas Roadhouse, Inc (Class A)	146
643		Twin River Worldwide Holdings Inc	17
1,434		Vail Resorts, Inc	344
7,240		Wendy’s	161
1,127		Wingstop, Inc	97
1,421	*	WW International Inc	54
3,088		Wyndham Destinations, Inc	160

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,184		Wyndham Hotels & Resorts, Inc	$200
3,458		Wynn Resorts Ltd	480
12,067		Yum China Holdings, Inc	579
10,359		Yum! Brands, Inc	1,043

		TOTAL CONSUMER SERVICES	24,660

DIVERSIFIED FINANCIALS - 3.5%
1,578		Affiliated Managers Group, Inc	134
1,028		AG Mortgage Investment Trust	16
17,298		AGNC Investment Corp	306
13,932		Ally Financial, Inc	426
23,161		American Express Co	2,883
4,365		Ameriprise Financial, Inc	727
48,214		Annaly Capital Management, Inc	454
3,633		Anworth Mortgage Asset Corp	13
5,261		Apollo Commercial Real Estate Finance, Inc	96
1,014		Ares Commercial Real Estate Corp	16
2,272		Ares Management Corp	81
727	e	Arlington Asset Investment Corp (Class A)	4
2,063		ARMOUR Residential REIT, Inc	37
1,731		Artisan Partners Asset Management, Inc	56
269		Associated Capital Group, Inc	11
382		B. Riley Financial, Inc	10
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	27
28,449		Bank of New York Mellon Corp	1,432
8,951		BGC Partners, Inc (Class A)	53
4,063		BlackRock, Inc	2,042
3,698	e	Blackstone Mortgage Trust, Inc	138
1,604	*	Blucora, Inc	42
2,164		Brightsphere Investment Group, Inc	22
2,523	*	Cannae Holdings, Inc	94
16,082		Capital One Financial Corp	1,655
3,681		Capstead Mortgage Corp	29
3,879		CBOE Global Markets, Inc	465
39,709		Charles Schwab Corp	1,889
412		Cherry Hill Mortgage Investment Corp	6
5,258		Chimera Investment Corp	108
12,275		CME Group, Inc	2,464
853		Cohen & Steers, Inc	54
3,033		Colony Credit Real Estate, Inc	40
1,050	*	Cowen Group, Inc	17
369	*	Credit Acceptance Corp	163
334	*	Curo Group Holdings Corp	4
118		Diamond Hill Investment Group, Inc	17
10,613		Discover Financial Services	900
1,075	*	Donnelley Financial Solutions, Inc	11
620		Dynex Capital, Inc	10
8,363		E*TRADE Financial Corp	379
4,044		Eaton Vance Corp	189
588	*	Elevate Credit, Inc	3
630		Ellington Financial Inc	12
978	*,e	Encore Capital Group, Inc	35
1,226	*	Enova International, Inc	29
1,565		Evercore Inc	117
1,443		Exantas Capital Corp	17
1,988	*	Ezcorp, Inc (Class A)	14
1,286		Factset Research Systems, Inc	345
3,795		Federated Investors, Inc (Class B)	124
5,062		FGL Holdings	54
1,501		FirstCash, Inc	121
570	*	Focus Financial Partners, Inc	17
9,827		Franklin Resources, Inc	255
1,532		Gain Capital Holdings, Inc	6
181		GAMCO Investors, Inc (Class A)	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,012		Goldman Sachs Group, Inc	$2,532
1,667		Granite Point Mortgage Trust, Inc	31
416		Great Ajax Corp	6
1,775	*	Green Dot Corp	41
1,124		Greenhill & Co, Inc	19
1,284	*,e	GWG Holdings Inc	13
544		Hamilton Lane, Inc	32
836		Houlihan Lokey, Inc	41
2,624		Interactive Brokers Group, Inc (Class A)	122
18,920		IntercontinentalExchange Group, Inc	1,751
601	*	INTL FCStone, Inc	29
13,528		Invesco Ltd	243
4,487		Invesco Mortgage Capital, Inc	75
5,766		Janus Henderson Group plc	141
9,122		Jefferies Financial Group, Inc	195
419		KKR Real Estate Finance Trust, Inc	9
2,645		Ladder Capital Corp	48
5,033		Ladenburg Thalmann Financial Services, Inc	18
3,489		Lazard Ltd (Class A)	139
3,386		Legg Mason, Inc	122
2,490	*	LendingClub Corp	31
3,091		LPL Financial Holdings, Inc	285
1,277		MarketAxess Holdings, Inc	484
418		Marlin Business Services Corp	9
14,764		MFA Financial Inc	113
1,429		Moelis & Co	46
5,640		Moody’s Corp	1,339
40,262		Morgan Stanley	2,058
745		Morningstar, Inc	113
2,983		MSCI, Inc (Class A)	770
4,078		Nasdaq Inc	437
6,998		Navient Corp	96
763		Nelnet, Inc (Class A)	44
12,681		New Residential Investment Corp	204
4,058		New York Mortgage Trust, Inc	25
959	*,†	NewStar Financial, Inc	0	^
6,760		Northern Trust Corp	718
2,011	*	On Deck Capital, Inc	8
2,054		OneMain Holdings, Inc	87
448		Oppenheimer Holdings, Inc	12
1,276	e	Orchid Island Capital, Inc	7
2,603		PennyMac Mortgage Investment Trust	58
896	*	Pico Holdings, Inc	10
553	*	Piper Jaffray Cos	44
727		PJT Partners, Inc	33
1,801	*	PRA Group, Inc	65
527		Pzena Investment Management, Inc (Class A)	5
4,182		Raymond James Financial, Inc	374
607		Ready Capital Corp	9
3,329		Redwood Trust, Inc	55
383	*	Regional Management Corp	11
8,424		S&P Global, Inc	2,300
808		Safeguard Scientifics, Inc	9
3,020		Santander Consumer USA Holdings, Inc	71
551		Sculptor Capital Management, Inc	12
4,429		SEI Investments Co	290
298		Silvercrest Asset Management Group, Inc	4
16,893		SLM Corp	151
9,293		Starwood Property Trust, Inc	231
12,585		State Street Corp	995
2,581		Stifel Financial Corp	157
22,223		Synchrony Financial	800
7,696		T Rowe Price Group, Inc	938
9,828		TD Ameritrade Holding Corp	488

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

427		TPG RE Finance Trust, Inc	$9
9,511		Two Harbors Investment Corp	139
1,024	e	Virtu Financial, Inc	16
255		Virtus Investment Partners, Inc	31
3,248		Waddell & Reed Financial, Inc (Class A)	54
1,589		Western Asset Mortgage Capital Corp	16
322		Westwood Holdings Group, Inc	10
4,611	e	WisdomTree Investments, Inc	22
229	*	World Acceptance Corp	20

		TOTAL DIVERSIFIED FINANCIALS	38,593

ENERGY - 4.0%
5,830	*	Abraxas Petroleum Corp	2
357		Amplify Energy Corp	2
7,981	e	Antero Midstream Corp	61
7,333	*	Antero Resources Corp	21
14,158		Apache Corp	362
2,927	*	Apergy Corp	99
550		Arch Coal, Inc	39
4,687		Archrock, Inc	47
985	*	Ardmore Shipping Corp	9
22,063		Baker Hughes a GE Co	565
1,669		Berry Petroleum Co LLC	16
784	*	Bonanza Creek Energy, Inc	18
14,060		Cabot Oil & Gas Corp	245
812		Cactus, Inc	28
1,677	*,e	California Resources Corp	15
11,834	*	Callon Petroleum Co	57
6,772	*	Centennial Resource Development, Inc	31
8,023	*	Cheniere Energy, Inc	490
35,989	*,e	Chesapeake Energy Corp	30
65,963		Chevron Corp	7,949
3,405		Cimarex Energy Co	179
5,167	*	Clean Energy Fuels Corp	12
6,042	*	CNX Resources Corp	53
7,124		Concho Resources, Inc	624
37,753		ConocoPhillips	2,455
1,096	*	CONSOL Energy, Inc	16
3,475		Continental Resources, Inc	119
665	*	Contura Energy Inc	6
1,185	*	Covia Holdings Corp	2
612		CVR Energy, Inc	25
3,058		Delek US Holdings, Inc	103
15,050	*	Denbury Resources, Inc	21
14,642		Devon Energy Corp	380
2,870		DHT Holdings, Inc	24
2,618	*,e	Diamond Offshore Drilling, Inc	19
640	*	Diamond S Shipping Inc	11
5,467		Diamondback Energy, Inc	508
535	e	DMC Global, Inc	24
1,163	*	Dorian LPG Ltd	18
1,470	*	Dril-Quip, Inc	69
384	*	Earthstone Energy, Inc	2
2,812	*,e	Energy Fuels, Inc	5
20,266		EOG Resources, Inc	1,697
9,818		EQT Corp	107
7,854		Equitrans Midstream Corp	105
891	*	Era Group, Inc	9
668		Evolution Petroleum Corp	4
1,256	*	Exterran Corp	10
4,719	*,e	Extraction Oil & Gas, Inc	10
146,389		Exxon Mobil Corp	10,215
2,612	*	Forum Energy Technologies, Inc	4
1,937	*	Frank’s International NV	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

744	*	FTS International, Inc	$1
1,757		GasLog Ltd	17
3,789		Golar LNG Ltd	54
1,490		Green Plains Inc	23
1,746	*	Gulfport Energy Corp	5
557		Hallador Energy Co	2
30,104		Halliburton Co	737
5,378	*	Helix Energy Solutions Group, Inc	52
3,077		Helmerich & Payne, Inc	140
9,277		Hess Corp	620
2,221	*	HighPoint Resources Corp	4
5,312		HollyFrontier Corp	269
1,312	*	Independence Contract Drilling, Inc	1
1,110	*	International Seaways, Inc	33
1,195	*,e	Jagged Peak Energy, Inc	10
66,497		Kinder Morgan, Inc	1,408
641	*	KLX Energy Services Holdings, Inc	4
12,787		Kosmos Energy Ltd	73
6,373	*	Laredo Petroleum Holdings, Inc	18
394		Liberty Oilfield Services, Inc	4
3,546	*	Magnolia Oil & Gas Corp	45
275		Mammoth Energy Services, Inc	1
29,487		Marathon Oil Corp	400
22,749		Marathon Petroleum Corp	1,371
3,403	*	Matador Resources Co	61
1,193	*	Matrix Service Co	27
219	*	Montage Resources Corp	2
6,404		Murphy Oil Corp	172
11,900		Nabors Industries Ltd	34
14,486		National Oilwell Varco, Inc	363
561	*	Natural Gas Services Group, Inc	7
410	*	NCS Multistage Holdings, Inc	1
3,366	*	Newpark Resources, Inc	21
4,056	*	NexTier Oilfield Solutions, Inc	27
250	*	Nine Energy Service, Inc	2
9,079	*	Noble Corp plc	11
16,181		Noble Energy, Inc	402
3,925		Nordic American Tankers Ltd	19
3,920	*	Northern Oil And Gas, Inc	9
9,279	*	Oasis Petroleum, Inc	30
31,954		Occidental Petroleum Corp	1,317
3,828	*	Oceaneering International, Inc	57
2,073	*	Oil States International, Inc	34
14,162		ONEOK, Inc	1,072
836	*	Overseas Shipholding Group, Inc	2
1,047	*	Pacific Drilling SA	4
648		Panhandle Oil and Gas, Inc (Class A)	7
1,291	*	Par Pacific Holdings, Inc	30
9,019		Parsley Energy, Inc	171
8,122		Patterson-UTI Energy, Inc	85
4,259		PBF Energy, Inc	134
1,415	*	PDC Energy, Inc	37
2,971		Peabody Energy Corp	27
544	*	Penn Virginia Corp	17
15,431		Phillips 66	1,719
5,676		Pioneer Natural Resources Co	859
76	*	PrimeEnergy Corp	11
2,609	*	ProPetro Holding Corp	29
5,495		QEP Resources Inc	25
7,038	e	Range Resources Corp	34
1,467	*,e	Renewable Energy Group, Inc	40
234	*	Rex American Resources Corp	19
611	*	RigNet, Inc	4
1,749	*,e	Ring Energy, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,256	e	RPC, Inc	$12
1,269	*	SandRidge Energy, Inc	5
47,936		Schlumberger Ltd	1,927
709		Scorpio Tankers, Inc	28
617	*	SEACOR Holdings, Inc	27
629	*	SEACOR Marine Holdings, Inc	9
351	*	Select Energy Services, Inc	3
2,365		SFL Corp Ltd	34
253	*	SilverBow Resources, Inc	3
4,345		SM Energy Co	49
801	*,e	Smart Sand, Inc	2
369		Solaris Oilfield Infrastructure, Inc	5
3,565	*	Southwestern Energy Co	9
7,633	*	SRC Energy, Inc	31
749	*	Talos Energy, Inc	23
7,616		Targa Resources Investments, Inc	311
2,010		Teekay Corp	11
409	*	Teekay Tankers Ltd	10
2,116	*,e	Tellurian, Inc	15
3,896	*	Tetra Technologies, Inc	8
878	*	Tidewater, Inc	17
18,540	*	Transocean Ltd	128
1,986	*	Unit Corp	1
5,127	*,e	Uranium Energy Corp	5
3,143		US Silica Holdings, Inc	19
14,101		Valero Energy Corp	1,321
3,587	*	W&T Offshore, Inc	20
3,512	*,e	Whiting Petroleum Corp	26
42,552		Williams Cos, Inc	1,009
2,651		World Fuel Services Corp	115
15,377	*	WPX Energy, Inc	211

		TOTAL ENERGY	44,545

FOOD & STAPLES RETAILING - 1.4%
1,108		Andersons, Inc	28
1,203		Casey’s General Stores, Inc	191
776	*	Chefs’ Warehouse Holdings, Inc	29
15,186		Costco Wholesale Corp	4,464
557	*	Grocery Outlet Holding Corp	18
555		Ingles Markets, Inc (Class A)	26
28,104		Kroger Co	815
345		Natural Grocers by Vitamin C	3
2,973	*	Performance Food Group Co	153
820		Pricesmart, Inc	58
1,730	*,e	Rite Aid Corp	27
957		SpartanNash Co	14
4,309	*	Sprouts Farmers Market, Inc	83
16,353		SYSCO Corp	1,399
2,032	*	United Natural Foods, Inc	18
7,566	*	US Foods Holding Corp	317
292		Village Super Market (Class A)	7
26,048		Walgreens Boots Alliance, Inc	1,536
48,477		Walmart, Inc	5,761
313		Weis Markets, Inc	13

		TOTAL FOOD & STAPLES RETAILING	14,960

FOOD, BEVERAGE & TOBACCO - 3.4%
4,215	*,e	22nd Century Group, Inc	5
135		Alico, Inc	5
64,290		Altria Group, Inc	3,209
18,871		Archer-Daniels-Midland Co	875
2,508	e	B&G Foods, Inc (Class A)	45
1,620	*,e	Beyond Meat, Inc	122

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

266	*	Boston Beer Co, Inc (Class A)	$101
347	*	Bridgford Foods Corp	9
1,291		Brown-Forman Corp (Class A)	81
5,508		Brown-Forman Corp (Class B)	372
4,825		Bunge Ltd	278
583		Calavo Growers, Inc	53
1,263		Cal-Maine Foods, Inc	54
5,433		Campbell Soup Co	268
132,232		Coca-Cola Co	7,319
185		Coca-Cola Consolidated Inc	53
16,363		ConAgra Brands, Inc	560
5,499		Constellation Brands, Inc (Class A)	1,043
418	*	Craft Brewers Alliance, Inc	7
6,364	*	Darling International, Inc	179
288	*	Farmer Bros Co	4
5,653		Flowers Foods, Inc	123
1,315		Fresh Del Monte Produce, Inc	46
901	*	Freshpet, Inc	53
20,419		General Mills, Inc	1,094
2,641	*	Hain Celestial Group, Inc	69
4,915		Hershey Co	722
9,328		Hormel Foods Corp	421
3,112	*	Hostess Brands, Inc	45
2,304		Ingredion, Inc	214
585		J&J Snack Foods Corp	108
3,719		J.M. Smucker Co	387
368		John B. Sanfilippo & Son, Inc	34
8,495		Kellogg Co	588
7,218	e	Keurig Dr Pepper, Inc	209
21,333		Kraft Heinz Co	685
5,006		Lamb Weston Holdings, Inc	431
621		Lancaster Colony Corp	99
1,056	*	Landec Corp	12
443		Limoneira Co	9
4,255		McCormick & Co, Inc	722
476	e	MGP Ingredients, Inc	23
6,197		Molson Coors Brewing Co (Class B)	334
49,170		Mondelez International, Inc	2,708
13,191	*	Monster Beverage Corp	838
457	e	National Beverage Corp	23
48,453		PepsiCo, Inc	6,622
53,566		Philip Morris International, Inc	4,558
2,078	*	Pilgrim’s Pride Corp	68
2,255	*	Post Holdings, Inc	246
845	*	Primo Water Corp	9
787		Sanderson Farms, Inc	139
10		Seaboard Corp	43
365	*	Seneca Foods Corp	15
2,221	*	Simply Good Foods Co	63
335	e	Tootsie Roll Industries, Inc	11
2,158	*	TreeHouse Foods, Inc	105
183		Turning Point Brands, Inc	5
9,939		Tyson Foods, Inc (Class A)	905
917		Universal Corp	52
3,396	e	Vector Group Ltd	45

		TOTAL FOOD, BEVERAGE & TOBACCO	37,525

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
59,335		Abbott Laboratories	5,154
1,565	*	Abiomed, Inc	267
3,023	*	Acadia Healthcare Co, Inc	100
3,073	*	Accuray, Inc	9
255	*	Addus HomeCare Corp	25
2,687	*	Align Technology, Inc	750

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,075	*	Allscripts Healthcare Solutions, Inc	$69
2,458	*	Alphatec Holdings Inc	17
1,103	*	Amedisys, Inc	184
368	*	American Renal Associates Holdings, Inc	4
5,567		AmerisourceBergen Corp	473
1,159	*	AMN Healthcare Services, Inc	72
1,310	*	Angiodynamics, Inc	21
5,621	*	Antares Pharma, Inc	26
8,782		Anthem, Inc	2,652
912	*,e	Apollo Medical Holdings, Inc	17
1,701	*	Apyx Medical Corp	14
1,229	*	AtriCure, Inc	40
55		Atrion Corp	41
1,812	*	Avanos Medical, Inc	61
1,009	*	AxoGen, Inc	18
542	*,e	Axonics Modulation Technologies, Inc	15
16,710		Baxter International, Inc	1,397
9,281		Becton Dickinson & Co	2,524
1,145	*,e	BioSig Technologies Inc	7
1,148	*	BioTelemetry, Inc	53
47,876	*	Boston Scientific Corp	2,165
7,134	*	Brookdale Senior Living, Inc	52
1,418		Cantel Medical Corp	101
10,172		Cardinal Health, Inc	515
1,207	*	Cardiovascular Systems, Inc	59
2,441	*	Castlight Health, Inc	3
539	*,e	Catasys Inc	9
14,606	*	Centene Corp	918
10,993		Cerner Corp	807
4,212	*	Cerus Corp	18
1,464	*	Change Healthcare, Inc	24
511		Chemed Corp	224
12,672		Cigna Corp	2,591
481		Computer Programs & Systems, Inc	13
2,605	*	ConforMIS, Inc	4
1,071		Conmed Corp	120
1,710		Cooper Cos, Inc	549
368	*	Corvel Corp	32
2,274	*	Covetrus, Inc	30
1,273	*	Cross Country Healthcare, Inc	15
1,250	*	CryoLife, Inc	34
917	*,e	CryoPort, Inc	15
593	*	Cutera, Inc	21
45,004		CVS Health Corp	3,343
1,039	*	CytoSorbents Corp	4
21,375		Danaher Corp	3,281
3,497	*	DaVita, Inc	262
7,876		Dentsply Sirona, Inc	446
3,127	*	DexCom, Inc	684
1,886	*	Diplomat Pharmacy, Inc	8
7,175	*	Edwards Lifesciences Corp	1,674
3,477		Encompass Health Corp	241
1,885		Ensign Group, Inc	86
4,763	*	Envista Holdings Corp	141
1,556	*	Enzo Biochem, Inc	4
2,484	*	Evolent Health, Inc	23
1,393	*	Genesis Health Care, Inc	2
1,865	*	GenMark Diagnostics, Inc	9
1,112	*	Glaukos Corp	61
2,762	*	Globus Medical, Inc	163
1,211	*	Guardant Health, Inc	95
1,656	*	Haemonetics Corp	190
1,155	*	Hanger Inc	32
9,245		HCA Healthcare, Inc	1,367

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,932	*	HealthEquity, Inc	$143
1,071	*	HealthStream, Inc	29
5,175	*	Henry Schein, Inc	345
236	*	Heska Corp	23
2,231		Hill-Rom Holdings, Inc	253
3,262	*	HMS Holdings Corp	97
9,576	*	Hologic, Inc	500
4,681		Humana, Inc	1,716
588	*	ICU Medical, Inc	110
3,029	*	IDEXX Laboratories, Inc	791
672	*	Inogen, Inc	46
2,425	*	Inovalon Holdings, Inc	46
468	*	Inspire Medical Systems, Inc	35
2,057	*	Insulet Corp	352
935	*	Integer Holding Corp	75
2,413	*	Integra LifeSciences Holdings Corp	141
222	*	IntriCon Corp	4
3,974	*	Intuitive Surgical, Inc	2,349
1,260		Invacare Corp	11
878	*	iRhythm Technologies, Inc	60
574	*	Joint Corp	9
3,540	*	Laboratory Corp of America Holdings	599
982	*	Lantheus Holdings, Inc	20
562		LeMaitre Vascular, Inc	20
1,045	*	LHC Group, Inc	144
1,646	*	LivaNova plc	124
393	*	Livongo Health, Inc	10
735	*	Magellan Health Services, Inc	58
1,746	*	Masimo Corp	276
6,458		McKesson Corp	893
2,494	*	MEDNAX, Inc	69
46,249		Medtronic plc	5,247
1,637		Meridian Bioscience, Inc	16
1,836	*	Merit Medical Systems, Inc	57
126		Mesa Laboratories, Inc	31
402	*	Misonix Inc	8
2,011	*	Molina Healthcare, Inc	273
212		National Healthcare Corp	18
357		National Research Corp	24
1,257	*	Natus Medical, Inc	41
1,932	*	Neogen Corp	126
839	*	Neuronetics, Inc	4
1,074	*	Nevro Corp	126
1,960	*	NextGen Healthcare, Inc	32
2,979	*	Novocure Ltd	251
1,937	*	NuVasive, Inc	150
1,384	*	Omnicell, Inc	113
681	*,e	OptimizeRx Corp	7
4,529	*	Option Care Health, Inc	17
2,181	*	OraSure Technologies, Inc	18
679	*	Orthofix Medical Inc	31
225	*	OrthoPediatrics Corp	11
2,343		Owens & Minor, Inc	12
3,229		Patterson Cos, Inc	66
942	*	Pennant Group, Inc	31
1,140	*	Penumbra, Inc	187
275	*,e	PetIQ, Inc	7
1,594	*	Premier, Inc	60
495	*	Providence Service Corp	29
356	*,e	Pulse Biosciences, Inc	5
4,567		Quest Diagnostics, Inc	488
1,084	*	Quidel Corp	81
3,887	*	R1 RCM, Inc	50
1,510	*	RadNet, Inc	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,009		Resmed, Inc	$776
1,891	*,e	Rockwell Medical, Inc	5
2,673	*	RTI Surgical Holdings Inc	7
640	*	SeaSpine Holdings Corp	8
4,065	*	Select Medical Holdings Corp	95
2,436	*,e	Senseonics Holdings, Inc	2
839	*	Shockwave Medical Inc	37
278	*	SI-BONE, Inc	6
549	*	Sientra, Inc	5
361	*	Silk Road Medical Inc	15
414		Simulations Plus, Inc	12
1,741	*	Staar Surgical Co	61
2,985		STERIS plc	455
11,903		Stryker Corp	2,499
643	*	Surgery Partners, Inc	10
516	*	SurModics, Inc	21
350	*,e	Tabula Rasa HealthCare, Inc	17
357	*	Tactile Systems Technology, Inc	24
1,948	*	Tandem Diabetes Care, Inc	116
2,089	*,e	Teladoc, Inc	175
1,575		Teleflex, Inc	593
3,172	*	Tenet Healthcare Corp	121
1,669	*	Tivity Health, Inc	34
996	*	Triple-S Management Corp (Class B)	18
32,652		UnitedHealth Group, Inc	9,599
2,819		Universal Health Services, Inc (Class B)	404
468		US Physical Therapy, Inc	54
149		Utah Medical Products, Inc	16
1,492	*	Varex Imaging Corp	44
3,205	*	Varian Medical Systems, Inc	455
4,450	*	Veeva Systems, Inc	626
2,437	*,e	ViewRay, Inc	10
1,082	*	Vocera Communications, Inc	22
1,680	*	WellCare Health Plans, Inc	555
2,428		West Pharmaceutical Services, Inc	365
4,098	*	Wright Medical Group NV	125
7,048		Zimmer Biomet Holdings, Inc	1,055
953	e	Zynex Inc	8

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	69,891

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
1,245	*	BellRing Brands, Inc	27
400	*	Central Garden & Pet Co	12
1,366	*	Central Garden and Pet Co (Class A)	40
8,641		Church & Dwight Co, Inc	608
4,248		Clorox Co	652
29,054		Colgate-Palmolive Co	2,000
10,208		Coty, Inc	115
1,561	*	Edgewell Personal Care Co	48
812	*	elf Beauty, Inc	13
2,362		Energizer Holdings, Inc	119
7,365		Estee Lauder Cos (Class A)	1,521
3,725	*	Herbalife Nutrition Ltd	178
735		Inter Parfums, Inc	53
11,757		Kimberly-Clark Corp	1,617
385	e	Medifast, Inc	42
537	*	Nature’s Sunshine Products, Inc	5
2,034		Nu Skin Enterprises, Inc (Class A)	83
255		Oil-Dri Corp of America	9
85,349		Procter & Gamble Co	10,660
480	*,e	Revlon, Inc (Class A)	10
1,309		Spectrum Brands Holdings, Inc	84
426	*	USANA Health Sciences, Inc	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

538		WD-40 Co	$105

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	18,035

INSURANCE - 4.0%
24,727		Aflac, Inc	1,308
479	*	Alleghany Corp	383
11,110		Allstate Corp	1,249
1,747	*	AMBAC Financial Group, Inc	38
2,083		American Equity Investment Life Holding Co	62
2,360		American Financial Group, Inc	259
30,059		American International Group, Inc	1,543
41		American National Insurance Co	5
751		Amerisafe, Inc	50
8,022		Aon plc	1,671
13,267	*	Arch Capital Group Ltd	569
1,294		Argo Group International Holdings Ltd	85
6,208		Arthur J. Gallagher & Co	591
2,172		Assurant, Inc	285
3,382		Assured Guaranty Ltd	166
4,569	*	Athene Holding Ltd	215
14,373		AXA Equitable Holdings, Inc	356
2,754		Axis Capital Holdings Ltd	164
67,642	*	Berkshire Hathaway, Inc (Class B)	15,321
3,589	*	Brighthouse Financial, Inc	141
7,851		Brown & Brown, Inc	310
15,582		Chubb Ltd	2,425
5,432		Cincinnati Financial Corp	571
2,162	*,e	Citizens, Inc (Class A)	15
758		CNA Financial Corp	34
6,647		Conseco, Inc	120
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	72
1,239		Employers Holdings, Inc	52
294	*	Enstar Group Ltd	61
983		Erie Indemnity Co (Class A)	163
1,321		Everest Re Group Ltd	366
371		FBL Financial Group, Inc (Class A)	22
485		FedNat Holding Co	8
8,686		Fidelity National Financial Inc	394
3,673		First American Financial Corp	214
19,503	*	Genworth Financial, Inc (Class A)	86
328		Global Indemnity Ltd	10
3,529		Globe Life, Inc	371
345	e	Goosehead Insurance, Inc	15
621	*	Greenlight Capital Re Ltd (Class A)	6
368	*	Hallmark Financial Services	6
1,392		Hanover Insurance Group, Inc	190
12,189		Hartford Financial Services Group, Inc	741
290		HCI Group, Inc	13
443	*,e	Health Insurance Innovations, Inc	9
1,074		Heritage Insurance Holdings, Inc	14
1,591		Horace Mann Educators Corp	69
345		Independence Holding Co	14
62		Investors Title Co	10
646		James River Group Holdings Ltd	27
2,010		Kemper Corp	156
566		Kinsale Capital Group, Inc	57
6,774		Lincoln National Corp	400
8,744		Loews Corp	459
454	*	Markel Corp	519
17,441		Marsh & McLennan Cos, Inc	1,943
4,904	*	MBIA, Inc	46
1,072		Mercury General Corp	52
26,906		Metlife, Inc	1,371

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,991		National General Holdings Corp	$44
92		National Western Life Group, Inc	27
394	*	NI Holdings, Inc	7
9,089		Old Republic International Corp	203
370	*	Palomar Holdings, Inc	19
1,513		Primerica, Inc	197
9,249		Principal Financial Group	509
1,956		ProAssurance Corp	71
20,293		Progressive Corp	1,469
422		Protective Insurance Corp	7
13,877		Prudential Financial, Inc	1,301
2,140		Reinsurance Group of America, Inc (Class A)	349
1,379		RenaissanceRe Holdings Ltd	270
1,544		RLI Corp	139
591		Safety Insurance Group, Inc	55
2,223		Selective Insurance Group, Inc	145
630		State Auto Financial Corp	20
815		Stewart Information Services Corp	33
2,745	*	Third Point Reinsurance Ltd	29
1,255		Tiptree Inc	10
8,753		Travelers Cos, Inc	1,199
855	*,e	Trupanion, Inc	32
844		United Fire Group Inc	37
739		United Insurance Holdings Corp	9
1,340		Universal Insurance Holdings, Inc	37
6,435		Unum Group	188
5,048		Voya Financial, Inc	308
4,811		W.R. Berkley Corp	332
615	*	Watford Holdings Ltd	15
124		White Mountains Insurance Group Ltd	138
4,370		Willis Towers Watson plc	882

		TOTAL INSURANCE	43,959

MATERIALS - 2.8%
788	e	Advanced Emissions Solutions, Inc	8
1,237	*	AdvanSix, Inc	25
7,640		Air Products & Chemicals, Inc	1,795
447	*	AK Steel Holding Corp	1
3,442		Albemarle Corp	251
6,581	*	Alcoa Corp	142
4,202	*	Allegheny Technologies, Inc	87
1,143		American Vanguard Corp	22
1,996		Aptargroup, Inc	231
716		Ardagh Group S.A.	14
2,222		Ashland Global Holdings, Inc	170
2,946		Avery Dennison Corp	385
7,111	*	Axalta Coating Systems Ltd	216
1,227		Balchem Corp	125
11,793		Ball Corp	763
4,805	*	Berry Global Group, Inc	228
1,581		Boise Cascade Co	58
1,693		Cabot Corp	80
1,812		Carpenter Technology Corp	90
3,989		Celanese Corp (Series A)	491
1,952	*	Century Aluminum Co	15
7,779		CF Industries Holdings, Inc	371
284		Chase Corp	34
4,079		Chemours Co	74
623	*	Clearwater Paper Corp	13
9,437	e	Cleveland-Cliffs, Inc	79
6,825	*	Coeur Mining, Inc	55
4,501		Commercial Metals Co	100
1,251		Compass Minerals International, Inc	76
25,611		Corteva, Inc	757

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,304	*	Crown Holdings, Inc	$312
2,440		Domtar Corp	93
25,622		Dow, Inc	1,402
25,667		DuPont de Nemours, Inc	1,648
1,609		Eagle Materials, Inc	146
4,801		Eastman Chemical Co	381
8,623		Ecolab, Inc	1,664
8,571	*	Element Solutions, Inc	100
3,191	*	Ferro Corp	47
2,943	*,†	Ferroglobe plc	0
2,151	*	Flotek Industries, Inc	4
4,399		FMC Corp	439
657	*	Forterra, Inc	8
51,409		Freeport-McMoRan, Inc (Class B)	675
954		FutureFuel Corp	12
1,276	*	GCP Applied Technologies, Inc	29
2,189		Gold Resource Corp	12
10,212		Graphic Packaging Holding Co	170
985		Greif, Inc (Class A)	44
203		Greif, Inc (Class B)	11
1,961		H.B. Fuller Co	101
377		Hawkins, Inc	17
501		Haynes International, Inc	18
17,634		Hecla Mining Co	60
6,401		Huntsman Corp	155
1,659	*	Ingevity Corp	145
803		Innophos Holdings, Inc	26
974		Innospec, Inc	101
3,776	e	International Flavors & Fragrances, Inc	487
13,425		International Paper Co	618
3,628	*	Intrepid Potash, Inc	10
656		Kaiser Aluminum Corp	73
850	*	Koppers Holdings, Inc	33
99	*	Kraton Corp	3
893		Kronos Worldwide, Inc	12
18,574		Linde plc	3,954
830	*	Livent Corp	7
4,359		Louisiana-Pacific Corp	129
901	*	LSB Industries, Inc	4
8,978		LyondellBasell Industries NV	848
2,142		Martin Marietta Materials, Inc	599
774		Materion Corp	46
1,370		Minerals Technologies, Inc	79
12,629		Mosaic Co	273
871		Myers Industries, Inc	15
642		Neenah Inc	45
209		NewMarket Corp	102
27,914		Newmont Goldcorp Corp	1,213
8,146	*	Novagold Resources Inc	73
10,170		Nucor Corp	572
4,718		Olin Corp	81
395		Olympic Steel, Inc	7
1,779	*	Omnova Solutions, Inc	18
2,087		Orion Engineered Carbons SA	40
3,168		Packaging Corp of America	355
1,827		PH Glatfelter Co	33
3,172		PolyOne Corp	117
8,059		PPG Industries, Inc	1,076
890	*	PQ Group Holdings, Inc	15
510		Quaker Chemical Corp	84
1,744		Rayonier Advanced Materials, Inc	7
2,210		Reliance Steel & Aluminum Co	265
2,154		Royal Gold, Inc	263
4,331		RPM International, Inc	332

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

592	*	Ryerson Holding Corp	$7
1,051		Schnitzer Steel Industries, Inc (Class A)	23
1,182		Schweitzer-Mauduit International, Inc	50
1,290		Scotts Miracle-Gro Co (Class A)	137
5,274		Sealed Air Corp	210
1,576		Sensient Technologies Corp	104
2,878		Sherwin-Williams Co	1,679
2,434		Silgan Holdings, Inc	76
3,066		Sonoco Products Co	189
2,254		Southern Copper Corp	96
7,498		Steel Dynamics, Inc	255
775		Stepan Co	79
4,288	*	Summit Materials, Inc	103
2,524		SunCoke Energy, Inc	16
1,535	*	TimkenSteel Corp	12
970	*	Trecora Resources	7
1,164		Tredegar Corp	26
1,292		Trinseo S.A.	48
2,505		Tronox Holdings plc	29
226	*	UFP Technologies, Inc	11
66		United States Lime & Minerals, Inc	6
5,177	e	United States Steel Corp	59
577	*	US Concrete, Inc	24
882		Valhi, Inc	2
7,329		Valvoline, Inc	157
1,233	*	Verso Corp	22
4,645		Vulcan Materials Co	669
1,812		Warrior Met Coal, Inc	38
1,396		Westlake Chemical Corp	98
9,287		WestRock Co	399
1,742		Worthington Industries, Inc	73
2,080		WR Grace and Co	145

		TOTAL MATERIALS	31,313

MEDIA & ENTERTAINMENT - 7.5%
26,162		Activision Blizzard, Inc	1,555
10,334	*	Alphabet, Inc (Class A)	13,841
10,348	*	Alphabet, Inc (Class C)	13,835
10,617	*	Altice USA, Inc	290
2,111	e	AMC Entertainment Holdings, Inc	15
1,592	*	AMC Networks, Inc	63
662	*	Baudax Bio, Inc	5
154		Cable One, Inc	229
477	*,e	Cardlytics, Inc	30
534	*	Care.com, Inc	8
1,803	*	Cargurus, Inc	63
2,801	*	Cars.com, Inc	34
3,461	*	Central European Media Enterprises Ltd (Class A)	16
5,315	*	Charter Communications, Inc	2,578
4,142		Cinemark Holdings, Inc	140
1,723	*	Clear Channel	5
155,270		Comcast Corp (Class A)	6,983
46	*,e	Daily Journal Corp	13
4,788	*,e	Discovery, Inc (Class A)	157
11,541	*	Discovery, Inc (Class C)	352
8,593	*	DISH Network Corp (Class A)	305
9,995	*	Electronic Arts, Inc	1,075
568		Emerald Expositions Events, Inc	6
4,712		Entercom Communications Corp (Class A)	22
2,637		Entravision Communications Corp (Class A)	7
798	*,e	Eros International plc	3
1,282	*	Eventbrite Inc	26
826	*,e	EverQuote Inc	28
2,274		EW Scripps Co (Class A)	36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

82,516	*	Facebook, Inc	$16,936
2,575	*	Fluent, Inc	6
11,751		Fox Corp (Class A)	436
4,988		Fox Corp (Class B)	182
4,352		Gannett Co, Inc	28
3,297	*	GCI Liberty, Inc	234
4,064	*	Glu Mobile, Inc	25
2,680	*	Gray Television, Inc	57
408	*	Hemisphere Media Group, Inc	6
2,589	*	IAC/InterActiveCorp	645
2,264	*	Imax Corp	46
13,511		Interpublic Group of Cos, Inc	312
1,634		John Wiley & Sons, Inc (Class A)	79
428	*	Liberty Braves Group (Class A)	13
1,434	*	Liberty Braves Group (Class C)	42
661	*	Liberty Broadband Corp (Class A)	82
3,671	*	Liberty Broadband Corp (Class C)	462
1,581	*	Liberty Latin America Ltd (Class A)	31
4,170	*	Liberty Latin America Ltd (Class C)	81
998	*	Liberty Media Group (Class A)	44
7,316	*	Liberty Media Group (Class C)	336
2,847	*	Liberty SiriusXM Group (Class A)	138
5,065	*	Liberty SiriusXM Group (Class C)	244
3,006	*	Liberty TripAdvisor Holdings, Inc	22
2,000	*	Lions Gate Entertainment Corp (Class A)	21
3,835	*	Lions Gate Entertainment Corp (Class B)	38
4,393	*	Live Nation, Inc	314
1,013	*	LiveXLive Media, Inc	2
190	*	Loral Space & Communications, Inc	6
627	*	Madison Square Garden Co	184
2,359	*	Marchex, Inc (Class B)	9
736		Marcus Corp	23
1,918	*,e	Match Group, Inc	158
2,109	*	MDC Partners, Inc	6
2,453	*	Meet Group, Inc	12
1,545	e	Meredith Corp	50
2,361	*	MSG Networks, Inc	41
2,714		National CineMedia, Inc	20
14,549	*	NetFlix, Inc	4,708
4,795		New York Times Co (Class A)	154
13,730		News Corp (Class A)	194
4,708		News Corp (Class B)	68
1,776		Nexstar Media Group Inc	208
5,702		O-I Glass, Inc	68
7,279		Omnicom Group, Inc	590
1,192	*	QuinStreet, Inc	18
787	*	Reading International, Inc	9
2,895	*	Roku, Inc	388
750	*	Rosetta Stone, Inc	14
175		Saga Communications, Inc	5
1,096		Scholastic Corp	42
2,122		Sinclair Broadcast Group, Inc (Class A)	71
44,478		Sirius XM Holdings, Inc	318
4,174	*	Spotify Technology S.A.	624
3,946	*	Take-Two Interactive Software, Inc	483
708	*	TechTarget, Inc	19
8,405		TEGNA, Inc	140
639	*	Travelzoo, Inc	7
780		Tribune Publishing Co	10
3,654		TripAdvisor, Inc	111
2,406	*	TrueCar, Inc	11
25,932	*	Twitter, Inc	831
244		ViacomCBS, Inc (Class A)	11
18,965		ViacomCBS, Inc (Class B)	796

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

60,311		Walt Disney Co	$8,723
806	*	WideOpenWest, Inc	6
1,509	e	World Wrestling Entertainment, Inc (Class A)	98
2,109	*	Yelp, Inc	73
2,077	*	Zillow Group, Inc (Class A)	95
4,117	*,e	Zillow Group, Inc (Class C)	189
30,167	*	Zynga, Inc	185

		TOTAL MEDIA & ENTERTAINMENT	82,358

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
51,473		AbbVie, Inc	4,557
3,171	*	Abeona Therapeutics, Inc	10
3,739	*	Acadia Pharmaceuticals, Inc	160
987	*,e	Accelerate Diagnostics, Inc	17
1,231	*	Acceleron Pharma, Inc	65
4,567	*,e	AcelRx Pharmaceuticals, Inc	10
4,855	*	Achillion Pharmaceuticals, Inc	29
797	*,e	Aclaris Therapeutics, Inc	1
1,689	*	Acorda Therapeutics, Inc	3
711	*	Adamas Pharmaceuticals, Inc	3
481	*	Adaptive Biotechnologies Corp	14
2,755	*	ADMA Biologics, Inc	11
1,984	*	Adverum Biotechnologies, Inc	23
1,175	*,e	Aerie Pharmaceuticals, Inc	28
2,830	*	Agenus, Inc	12
264	*,e	AgeX Therapeutics, Inc	0	^
10,777		Agilent Technologies, Inc	919
1,876	*	Agios Pharmaceuticals, Inc	90
1,385	*	Aimmune Therapeutics, Inc	46
574	*,e	Akcea Therapeutics, Inc	10
2,676	*	Akebia Therapeutics, Inc	17
3,444	*	Akorn, Inc	5
332	*	Albireo Pharma, Inc	8
2,198	*,†	Alder Biopharmaceuticals Inc	2
1,003	*	Alector, Inc	17
7,633	*	Alexion Pharmaceuticals, Inc	825
5,962	*	Alkermes plc	122
609	*,e	Allakos, Inc	58
11,428		Allergan plc	2,185
1,361	*,e	Allogene Therapeutics, Inc	35
3,747	*	Alnylam Pharmaceuticals, Inc	432
1,423	*,e	AMAG Pharmaceuticals, Inc	17
20,795		Amgen, Inc	5,013
6,968	*	Amicus Therapeutics, Inc	68
2,888	*	Amneal Pharmaceuticals, Inc	14
1,331	*	Amphastar Pharmaceuticals, Inc	26
679	*	AnaptysBio, Inc	11
292	*	ANI Pharmaceuticals, Inc	18
566	*	Anika Therapeutics, Inc	29
1,330	*	Apellis Pharmaceuticals, Inc	41
1,066	*	Arcus Biosciences, Inc	11
4,879	*	Ardelyx, Inc	37
1,827	*	Arena Pharmaceuticals, Inc	83
3,173	*	Arqule, Inc	63
3,193	*	Arrowhead Pharmaceuticals Inc	203
445	*	Arvinas, Inc	18
541	*	Assembly Biosciences, Inc	11
2,241	*	Assertio Therapeutics, Inc	3
1,497	*	Atara Biotherapeutics, Inc	25
1,535	*	Athenex, Inc	23
2,944	*,e	Athersys, Inc	4
1,540	*	Audentes Therapeutics, Inc	92
10,635	*	Avantor, Inc	193
1,798	*	Avid Bioservices, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

645	*	Avrobio, Inc	$13
854	*,e	Axsome Therapeutics, Inc	88
3,132	*	BioCryst Pharmaceuticals, Inc	11
2,860	*	BioDelivery Sciences International, Inc	18
6,233	*	Biogen Inc	1,849
1,007	*	Biohaven Pharmaceutical Holding Co Ltd	55
6,544	*	BioMarin Pharmaceutical, Inc	553
826	*	Bio-Rad Laboratories, Inc (Class A)	306
213	*	Biospecifics Technologies Corp	12
1,318		Bio-Techne Corp	289
954	*	Bioxcel Therapeutics Inc	14
1,782	*	Bluebird Bio, Inc	156
1,516	*	Blueprint Medicines Corp	121
676	*	Bridgebio Pharma, Inc	24
81,076		Bristol-Myers Squibb Co	5,204
3,378		Bruker BioSciences Corp	172
1,175	*	Calithera Biosciences, Inc	7
311	*	Calyxt, Inc	2
1,052	*,e	Cara Therapeutics, Inc	17
1,462	*	CareDx, Inc	32
1,814	*	CASI Pharmaceuticals, Inc	6
4,893	*	Catalent, Inc	275
5,490	*	Catalyst Pharmaceuticals, Inc	21
442	*,e	Cellular Biomedicine Group, Inc	7
1,391	*,e	CEL-SCI Corp	13
2,050	*,e	Cerecor Inc	11
1,604	*	Charles River Laboratories International, Inc	245
2,817	*	Checkpoint Therapeutics Inc	5
2,250	*	ChemoCentryx, Inc	89
1,315	*	Chiasma, Inc	7
1,747	*	Chimerix, Inc	4
1,527	*,e	Clovis Oncology, Inc	16
1,314	*	Codexis, Inc	21
2,173	*	Coherus Biosciences, Inc	39
877	*	Collegium Pharmaceutical, Inc	18
642	*	Concert Pharmaceuticals, Inc	6
388	*	Constellation Pharmaceuticals, Inc	18
1,738	*,e	Corbus Pharmaceuticals Holdings, Inc	9
3,522	*	Corcept Therapeutics, Inc	43
820	*,†,e	Corium International, Inc	0	^
1,298	*,e	CorMedix Inc	9
371	*	Cortexyme Inc	21
406	*,e	Crinetics Pharmaceuticals, Inc	10
1,555	*	Cue Biopharma, Inc	25
2,162	*	Cymabay Therapeutics, Inc	4
2,547	*	Cytokinetics, Inc	27
1,148	*	CytomX Therapeutics, Inc	10
286	*	Deciphera Pharmaceuticals, Inc	18
2,175	*,e	Denali Therapeutics, Inc	38
1,468	*,e	Dermira, Inc	22
1,627	*	Dicerna Pharmaceuticals, Inc	36
1,590	*,e	Dynavax Technologies Corp	9
323	*	Eagle Pharmaceuticals, Inc	19
1,310	*	Editas Medicine, Inc	39
396	*,e	Eidos Therapeutics, Inc	23
933	*	Eiger BioPharmaceuticals, Inc	14
13,180	*	Elanco Animal Health, Inc	388
29,409		Eli Lilly & Co	3,865
792	*,e	Eloxx Pharmaceuticals, Inc	6
1,340	*	Emergent Biosolutions, Inc	72
648	*	Enanta Pharmaceuticals, Inc	40
1,843	*	Endo International plc	9
2,041	*,e	Enochian Biosciences Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,725	*	Epizyme, Inc	$67
876	*	Esperion Thereapeutics, Inc	52
503	*,e	Evelo Biosciences, Inc	2
1,662	*	Evofem Biosciences Inc	10
702	*,e	Evolus, Inc	9
4,638	*	Exact Sciences Corp	429
9,779	*	Exelixis, Inc	172
2,054	*	Fate Therapeutics, Inc	40
2,752	*	FibroGen, Inc	118
979	*	Five Prime Therapeutics, Inc	4
1,094	*,e	Flexion Therapeutics, Inc	23
2,426	*	Fluidigm Corp	8
926	*	Forty Seven, Inc	36
1,187	*	G1 Therapeutics, Inc	31
6,445	*,e	Geron Corp	9
44,678		Gilead Sciences, Inc	2,903
1,912	*	Global Blood Therapeutics, Inc	152
1,226	*	GlycoMimetics, Inc	6
702	*	Gossamer Bio, Inc	11
1,019	*,e	Gritstone Oncology, Inc	9
4,274	*	Halozyme Therapeutics, Inc	76
1,743	*,e	Heron Therapeutics, Inc	41
542	*	Homology Medicines, Inc	11
6,384	*	Horizon Therapeutics Plc	231
5,097	*	Illumina, Inc	1,691
8,844	*	Immunogen, Inc	45
4,854	*	Immunomedics, Inc	103
6,468	*	Incyte Corp	565
2,960	*	Innoviva, Inc	42
2,690	*,e	Inovio Pharmaceuticals, Inc	9
2,469	*	Insmed, Inc	59
1,277	*,e	Intellia Therapeutics, Inc	19
696	*,e	Intercept Pharmaceuticals, Inc	86
1,040	*	Intersect ENT, Inc	26
1,415	*	Intra-Cellular Therapies, Inc	49
2,121	*,e	Intrexon Corp	12
3,175	*,e	Invitae Corp	51
4,403	*	Ionis Pharmaceuticals, Inc	266
4,024	*	Iovance Biotherapeutics, Inc	111
6,351	*	IQVIA Holdings, Inc	981
5,284	*	Ironwood Pharmaceuticals, Inc	70
2,166	*	Jazz Pharmaceuticals plc	323
91,744		Johnson & Johnson	13,383
2,499	*	Jounce Therapeutics, Inc	22
2,507	*	Kadmon Holdings, Inc	11
312	*,e	Kala Pharmaceuticals, Inc	1
487	*	KalVista Pharmaceuticals Inc	9
146	*,e	Karuna Therapeutics, Inc	11
286	*	Karyopharm Therapeutics, Inc	5
1,311	*	Kezar Life Sciences, Inc	5
841	*	Kindred Biosciences, Inc	7
706	*	Kiniksa Pharmaceuticals Ltd	8
878	*	Kodiak Sciences, Inc	63
308	*	Krystal Biotech Inc	17
772	*	Kura Oncology, Inc	11
669	*,e	La Jolla Pharmaceutical Co	3
1,137	*,e	Lannett Co, Inc	10
1,763	*,e	Lexicon Pharmaceuticals, Inc	7
484	*	Ligand Pharmaceuticals, Inc (Class B)	50
12,084	*,e	Lineage Cell Therapeutics, Inc	11
1,194	*	Liquidia Technologies, Inc	5
842	*	LogicBio Therapeutics, Inc	6
1,582		Luminex Corp	37
1,309	*	MacroGenics, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

153	*	Madrigal Pharmaceuticals, Inc	$14
683	*	Magenta Therapeutics, Inc	10
2,679	*	Mallinckrodt plc	9
14,007	*,e	MannKind Corp	18
4,041	*	Marinus Pharmaceuticals, Inc	9
1,309	*,e	Marker Therapeutics Inc	4
2,689	*,e	Medicines Co	228
1,230	*,e	MediciNova, Inc	8
971	*	Medpace Holdings, Inc	82
3,862	*	MEI Pharma, Inc	10
548	*	MeiraGTx Holdings plc	11
1,875	*	Menlo Therapeutics, Inc	9
88,016		Merck & Co, Inc	8,005
2,738	*	Mersana Therapeutics, Inc	16
864	*	Mettler-Toledo International, Inc	685
854	*	Millendo Therapeutics Inc	6
992	*	Minerva Neurosciences, Inc	7
877	*	Mirati Therapeutics, Inc	113
7,041	*,e	Moderna, Inc	138
1,274	*	Molecular Templates, Inc	18
2,874	*	Momenta Pharmaceuticals, Inc	57
2,916	*	Mustang Bio, Inc	12
17,075	*	Mylan NV	343
1,123	*	MyoKardia, Inc	82
2,502	*	Myriad Genetics, Inc	68
1,160	*	NanoString Technologies, Inc	32
1,964	*	Natera, Inc	66
5,467	*	Nektar Therapeutics	118
3,073	*	NeoGenomics, Inc	90
2,156	*,e	Neon Therapeutics, Inc	3
3,097	*	Neurocrine Biosciences, Inc	333
470	*	NextCure Inc	26
761	*,e	NGM Biopharmaceuticals Inc	14
564	*,e	Novavax, Inc	2
894	*,e	Ocular Therapeutix, Inc	4
216	*	Odonate Therapeutics, Inc	7
1,629	*,e	Omeros Corp	23
2,507	*,e	Oncocyte Corp	6
13,300	*,e	Opko Health, Inc	20
1,987	*,e	Optinose, Inc	18
4,997	*	Pacific Biosciences of California, Inc	26
1,521	*	Pacira BioSciences Inc	69
9,091	*,e	Palatin Technologies, Inc	7
934	*	Paratek Pharmaceuticals, Inc	4
1,731	*	PDL BioPharma, Inc	6
3,900		PerkinElmer, Inc	379
4,241		Perrigo Co plc	219
1,619	*	Pfenex, Inc	18
192,073		Pfizer, Inc	7,525
806	*	PhaseBio Pharmaceuticals Inc	5
720		Phibro Animal Health Corp	18
3,495	*	Pieris Pharmaceuticals, Inc	13
2,817	*,e	PolarityTE, Inc	7
1,961	*	Portola Pharmaceuticals, Inc	47
1,865	*	PRA Health Sciences, Inc	207
1,170	*	Precision BioSciences Inc	16
2,080	*	Prestige Consumer Healthcare, Inc.	84
470	*	Principia Biopharma, Inc	26
2,427	*	Progenics Pharmaceuticals, Inc	12
866	*	Protagonist Therapeutics, Inc	6
1,437	*	Prothena Corp plc	23
2,011	*	PTC Therapeutics, Inc	97
1,119	*	Puma Biotechnology, Inc	10
8,215	*	QIAGEN NV	278

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

334	*	Quanterix Corp	$8
1,099	*	Ra Pharmaceuticals, Inc	52
1,455	*	Radius Health, Inc	29
708	*	Reata Pharmaceuticals, Inc	145
1,657	*	Recro Pharma, Inc	30
2,854	*	Regeneron Pharmaceuticals, Inc	1,072
1,062	*	REGENXBIO, Inc	43
1,344	*	Repligen Corp	124
699	*	Replimune Group, Inc	10
1,469	*	Retrophin, Inc	21
879	*	Revance Therapeutics, Inc	14
280	*	Rhythm Pharmaceuticals, Inc	6
4,657	*	Rigel Pharmaceuticals, Inc	10
1,412	*,e	Rocket Pharmaceuticals, Inc	32
1,226	*,e	Rubius Therapeutics, Inc	12
1,782	*	Sage Therapeutics, Inc	129
2,773	*	Sangamo Therapeutics Inc	23
2,492	*	Sarepta Therapeutics, Inc	322
669	*	Scholar Rock Holding Corp	9
3,768	*	Seattle Genetics, Inc	431
4,330	*	Seres Therapeutics, Inc	15
1,913	*	SIGA Technologies, Inc	9
2,399	*,e	Solid Biosciences, Inc	11
3,173	*,e	Sorrento Therapeutics, Inc	11
2,652	*	Spectrum Pharmaceuticals, Inc	10
741	*	Spero Therapeutics, Inc	7
299	*	SpringWorks Therapeutics, Inc	11
1,509	*	Stemline Therapeutics, Inc	16
1,839	*	Supernus Pharmaceuticals, Inc	44
1,544	*	Syndax Pharmaceuticals, Inc	14
2,126	*	Syneos Health, Inc	126
1,124	*	Synlogic, Inc	3
317	*	Synthorx, Inc	22
2,140	*	Syros Pharmaceuticals, Inc	15
3,335	*	TG Therapeutics, Inc	37
5,906	*,e	TherapeuticsMD, Inc	14
1,625	*	Theravance Biopharma, Inc	42
13,848		Thermo Fisher Scientific, Inc	4,499
1,030	*,e	Translate Bio, Inc	8
767	*,e	Tricida, Inc	29
932	*	Turning Point Therapeutics Inc	58
746	*	Twist Bioscience Corp	16
3,764	*,e	Tyme Technologies, Inc	5
1,517	*	Ultragenyx Pharmaceutical, Inc	65
1,359	*	United Therapeutics Corp	120
1,868	*,e	UNITY Biotechnology, Inc	13
657	*,e	UroGen Pharma Ltd	22
1,691	*	Vanda Pharmaceuticals, Inc	28
8,929	*	VBI Vaccines, Inc	12
1,634	*	Veracyte, Inc	46
1,345	*	Vericel Corp	23
8,913	*	Vertex Pharmaceuticals, Inc	1,951
1,592	*,e	Viking Therapeutics, Inc	13
872	*	Voyager Therapeutics, Inc	12
2,233	*	Waters Corp	522
475	*	WaVe Life Sciences Ltd	4
684	*	X4 Pharmaceuticals, Inc	7
1,334	*,e	XBiotech, Inc	25
1,460	*	Xencor, Inc	50
935	*	Xeris Pharmaceuticals, Inc	7
664	*	Y-mAbs Therapeutics, Inc	21
6,592	*,e	ZIOPHARM Oncology, Inc	31
16,606		Zoetis, Inc	2,198
1,053	*	Zogenix, Inc	55

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

797	*,e	Zynerba Pharmaceuticals, Inc	$5

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	85,495

REAL ESTATE - 4.0%
3,250		Acadia Realty Trust	84
943		Agree Realty Corp	66
2,540		Alexander & Baldwin, Inc	53
51		Alexander’s, Inc	17
3,763		Alexandria Real Estate Equities, Inc	608
466	*,e	Altisource Portfolio Solutions S.A.	9
1,599		American Assets Trust, Inc	73
4,582		American Campus Communities, Inc	215
3,752		American Finance Trust, Inc	50
8,855		American Homes 4 Rent	232
15,237		American Tower Corp	3,502
6,774		Americold Realty Trust	237
5,173		Apartment Investment & Management Co	267
7,310		Apple Hospitality REIT, Inc	119
1,658		Armada Hoffler Properties, Inc	30
3,090		Ashford Hospitality Trust, Inc	9
4,739		AvalonBay Communities, Inc	994
769		Bluerock Residential Growth REIT, Inc	9
5,435		Boston Properties, Inc	749
1,249		BraeMar Hotels & Resorts, Inc	11
6,772		Brandywine Realty Trust	107
11,939		Brixmor Property Group, Inc	258
2,143		Brookfield Property REIT, Inc	40
552		Brt Realty Trust	9
3,063		Camden Property Trust	325
2,763		CareTrust REIT, Inc	57
1,667		CatchMark Timber Trust, Inc	19
6,537	e	CBL & Associates Properties, Inc	7
11,287	*	CBRE Group, Inc	692
3,595		Cedar Realty Trust, Inc	11
1,449		Chatham Lodging Trust	27
1,087		City Office REIT, Inc	15
544		Clipper Realty, Inc	6
20,026		Colony Capital, Inc	95
4,776		Columbia Property Trust, Inc	100
753		Community Healthcare Trust, Inc	32
159		Consolidated-Tomoka Land Co	10
3,089		CoreCivic, Inc	54
419		CorEnergy Infrastructure Trust, Inc	19
473		CorePoint Lodging, Inc	5
1,335		Coresite Realty	150
3,896		Corporate Office Properties Trust	114
5,462		Cousins Properties, Inc	225
14,565		Crown Castle International Corp	2,070
6,597		CubeSmart	208
3,593	*	Cushman & Wakefield plc	73
3,950		CyrusOne, Inc	258
7,801		DiamondRock Hospitality Co	86
7,304		Digital Realty Trust, Inc	875
9,263		Diversified Healthcare Trust	78
5,662		Douglas Emmett, Inc	249
12,847		Duke Realty Corp	445
1,340		Easterly Government Properties, Inc	32
1,286		EastGroup Properties, Inc	171
5,016		Empire State Realty Trust, Inc	70
2,455		EPR Properties	173
2,909		Equinix, Inc	1,698
3,801		Equity Commonwealth	125
5,668		Equity Lifestyle Properties, Inc	399
12,306		Equity Residential	996

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,740		Essential Properties Realty Trust, Inc	$43
2,272		Essex Property Trust, Inc	684
929	*,e	eXp World Holdings Inc	11
4,258		Extra Space Storage, Inc	450
967	e	Farmland Partners, Inc	7
2,581		Federal Realty Investment Trust	332
4,527		First Industrial Realty Trust, Inc	188
400	*	Forestar Group, Inc	8
2,420		Four Corners Property Trust, Inc	68
4,124		Franklin Street Properties Corp	35
1,944		Front Yard Residential Corp	24
309	*	FRP Holdings, Inc	15
6,862		Gaming and Leisure Properties, Inc	295
3,108		Geo Group, Inc	52
1,064		Getty Realty Corp	35
881		Gladstone Commercial Corp	19
1,479		Global Medical REIT, Inc	20
2,475		Global Net Lease, Inc	50
272		Griffin Land & Nurseries, Inc (Class A)	11
1,871		Hannon Armstrong Sustainable Infrastructure Capital, Inc	60
4,494		Healthcare Realty Trust, Inc	150
7,668	e	Healthcare Trust of America, Inc	232
17,510		Healthpeak Properties Inc	604
1,493		Hersha Hospitality Trust	22
3,908		Highwoods Properties, Inc	191
26,196		Host Hotels and Resorts, Inc	486
1,318	*	Howard Hughes Corp	167
6,080		Hudson Pacific Properties	229
2,619		Independence Realty Trust, Inc	37
1,510		Industrial Logistics Properties Trust	34
330	e	Innovative Industrial Properties, Inc	25
460		Investors Real Estate Trust	33
18,531		Invitation Homes, Inc	555
10,280		Iron Mountain, Inc	328
2,674		iStar Inc	39
4,340		JBG SMITH Properties	173
322		Jernigan Capital, Inc	6
1,800		Jones Lang LaSalle, Inc	313
3,839		Kennedy-Wilson Holdings, Inc	86
3,350		Kilroy Realty Corp	281
14,283		Kimco Realty Corp	296
3,243		Kite Realty Group Trust	63
2,699		Lamar Advertising Co	241
8,135		Lexington Realty Trust	86
5,077		Liberty Property Trust	305
1,468		Life Storage, Inc	159
1,530		LTC Properties, Inc	68
5,384	e	Macerich Co	145
3,534		Mack-Cali Realty Corp	82
569	*	Marcus & Millichap, Inc	21
231	*	Maui Land & Pineapple Co, Inc	3
17,099		Medical Properties Trust, Inc	361
3,944		Mid-America Apartment Communities, Inc	520
2,597		Monmouth Real Estate Investment Corp (Class A)	38
1,356		National Health Investors, Inc	110
5,402		National Retail Properties, Inc	290
1,700		National Storage Affiliates Trust	57
3,164		New Senior Investment Group, Inc	24
4,651		Newmark Group, Inc	63
662		NexPoint Residential Trust, Inc	30
1,207		Office Properties Income Trust	39
7,830		Omega Healthcare Investors, Inc	332
567		One Liberty Properties, Inc	15
5,152		Outfront Media, Inc	138

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,621		Paramount Group, Inc	$106
8,911		Park Hotels & Resorts, Inc	231
5,135		Pebblebrook Hotel Trust	138
2,702	e	Pennsylvania REIT	14
5,940		Physicians Realty Trust	113
4,321		Piedmont Office Realty Trust, Inc	96
2,502		PotlatchDeltic Corp	108
2,737		Preferred Apartment Communities, Inc	36
21,649		Prologis, Inc	1,930
762		PS Business Parks, Inc	126
5,125		Public Storage, Inc	1,091
1,829		QTS Realty Trust, Inc	99
377	*	Rafael Holdings, Inc	7
4,462		Rayonier, Inc	146
732		Re/Max Holdings, Inc	28
4,163	e	Realogy Holdings Corp	40
11,112		Realty Income Corp	818
3,100	*	Redfin Corp	66
5,855		Regency Centers Corp	369
4,204		Retail Opportunities Investment Corp	74
6,690		Retail Properties of America, Inc	90
621		Retail Value, Inc	23
3,671		Rexford Industrial Realty, Inc	168
4,896		RLJ Lodging Trust	87
283		RMR Group, Inc	13
3,057		RPT Realty	46
1,712		Ryman Hospitality Properties	148
6,162		Sabra Healthcare REIT, Inc	131
401		Safehold, Inc	16
392		Saul Centers, Inc	21
3,864		SBA Communications Corp	931
990	e	Seritage Growth Properties	40
5,289		Service Properties Trust	129
10,655		Simon Property Group, Inc	1,587
6,051		SITE Centers Corp	85
3,174		SL Green Realty Corp	292
3,189		Spirit Realty Capital, Inc	157
1,876	*	St. Joe Co	37
4,481		STAG Industrial, Inc	141
6,501		STORE Capital Corp	242
218	*	Stratus Properties, Inc	7
3,928		Summit Hotel Properties, Inc	48
2,801		Sun Communities, Inc	420
8,527		Sunstone Hotel Investors, Inc	119
3,676	e	Tanger Factory Outlet Centers, Inc	54
2,340		Taubman Centers, Inc	73
834	*	Tejon Ranch Co	13
1,821		Terreno Realty Corp	99
10,089		UDR, Inc	471
994		UMH Properties, Inc	16
6,462	e	Uniti Group, Inc	53
294		Universal Health Realty Income Trust	35
3,855		Urban Edge Properties	74
1,188		Urstadt Biddle Properties, Inc (Class A)	30
12,826		Ventas, Inc	741
34,460		VEREIT, Inc	318
15,393		VICI Properties, Inc	393
5,932		Vornado Realty Trust	394
7,181	e	Washington Prime Group, Inc	26
3,060		Washington REIT	89
4,685		Weingarten Realty Investors	146
14,318		Welltower, Inc	1,171
26,359		Weyerhaeuser Co	796
1,293		Whitestone REIT	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,610		WP Carey, Inc	$449
4,278		Xenia Hotels & Resorts, Inc	92

		TOTAL REAL ESTATE	43,766

RETAILING - 5.7%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	18
2,429		Aaron’s, Inc	139
1,704		Abercrombie & Fitch Co (Class A)	29
2,427		Advance Auto Parts, Inc	389
14,280	*	Amazon.com, Inc	26,387
6,015		American Eagle Outfitters, Inc	88
367	*	America’s Car-Mart, Inc	40
727	*	Asbury Automotive Group, Inc	81
978	*	At Home Group, Inc	5
1,281	*	Autonation, Inc	62
819	*	AutoZone, Inc	976
1,364	*	Barnes & Noble Education, Inc	6
4,033	e	Bed Bath & Beyond, Inc	70
8,033		Best Buy Co, Inc	705
519		Big Lots, Inc	15
3,457	*	BJ’s Wholesale Club Holdings, Inc	79
1,443	*	Booking Holdings, Inc	2,964
517	*	Boot Barn Holdings, Inc	23
1,023	e	Buckle, Inc	28
2,270	*	Burlington Stores, Inc	518
377		Caleres, Inc	9
437	e	Camping World Holdings, Inc	6
6,038	*	CarMax, Inc	529
1,399	*,e	Carvana Co	129
966		Cato Corp (Class A)	17
4,716		Chico’s FAS, Inc	18
389	e	Children’s Place, Inc	24
619		Citi Trends, Inc	14
708	*,e	Conn’s, Inc	9
764	*	Container Store Group, Inc	3
1,444		Core-Mark Holding Co, Inc	39
2,565		Designer Brands, Inc	40
2,403		Dick’s Sporting Goods, Inc	119
165	e	Dillard’s, Inc (Class A)	12
8,947		Dollar General Corp	1,396
8,163	*	Dollar Tree, Inc	768
404	*,e	Duluth Holdings, Inc	4
26,598		eBay, Inc	960
4,286	*	Etsy, Inc	190
4,646		Expedia Group Inc	502
3,087	*	Express Parent LLC	15
1,844	*	Five Below, Inc	236
2,352	*	Floor & Decor Holdings, Inc	119
3,891		Foot Locker, Inc	152
576	*	Funko, Inc	10
322	*,e	Gaia, Inc	3
3,029	e	GameStop Corp (Class A)	18
6,980		Gap, Inc	123
254	*	Genesco, Inc	12
4,838		Genuine Parts Co	514
2,663	*,e	GNC Holdings, Inc	7
228		Group 1 Automotive, Inc	23
13,160	*	Groupon, Inc	31
3,346	*,e	GrubHub, Inc	163
2,487		Guess?, Inc	56
715		Haverty Furniture Cos, Inc	14
948	*	Hibbett Sports, Inc	27
38,048		Home Depot, Inc	8,309
1,422	*	Hudson Ltd	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,004	*,e	JC Penney Co, Inc	$13
5,710		Kohl’s Corp	291
7,726		L Brands, Inc	140
487	*	Lands’ End, Inc	8
487	*	Leaf Group Ltd	2
1,143	*	Liquidity Services, Inc	7
527		Lithia Motors, Inc (Class A)	77
10,704	*	LKQ Corp	382
26,686		Lowe’s Companies, Inc	3,196
1,099	*,e	Lumber Liquidators, Inc	11
9,238		Macy’s, Inc	157
1,129	*	MarineMax, Inc	19
1,333	*	Michaels Cos, Inc	11
1,185		Monro Muffler, Inc	93
924	*	Murphy USA, Inc	108
2,416	*	National Vision Holdings, Inc	78
3,550		Nordstrom, Inc	145
3,149		Office Depot, Inc	9
1,846	*	Ollie’s Bargain Outlet Holdings, Inc	121
2,570	*	O’Reilly Automotive, Inc	1,126
567	*	Overstock.com, Inc	4
633		Penske Auto Group, Inc	32
765	e	PetMed Express, Inc	18
1,369		Pool Corp	291
2,851	*	Quotient Technology, Inc	28
14,260	*	Qurate Retail Group, Inc QVC Group	120
1,673		Rent-A-Center, Inc	48
476	*	RH	102
12,266		Ross Stores, Inc	1,428
1,681	*	Rubicon Project, Inc	14
3,687	*	Sally Beauty Holdings, Inc	67
576	e	Shoe Carnival, Inc	21
719	*	Shutterstock, Inc	31
817		Signet Jewelers Ltd	18
906	*	Sleep Number Corp	45
1,157		Sonic Automotive, Inc (Class A)	36
1,434	*	Sportsman’s Warehouse Holdings, Inc	11
618	*	Stamps.com, Inc	52
1,475	*,e	Stitch Fix Inc	38
1,859	e	Tailored Brands, Inc	8
17,130		Target Corp	2,196
4,270		Tiffany & Co	571
432		Tilly’s, Inc	5
41,896		TJX Companies, Inc	2,558
4,234		Tractor Supply Co	396
1,979	*	Ulta Beauty, Inc	501
2,603	*	Urban Outfitters, Inc	72
2,078	*,e	Wayfair, Inc	188
252		Weyco Group, Inc	7
2,858	e	Williams-Sonoma, Inc	210
94		Winmark Corp	19
686	*	Zumiez, Inc	24

		TOTAL RETAILING	62,417

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
716	*	Acacia Communications, Inc	49
1,546	*	Advanced Energy Industries, Inc	110
34,503	*	Advanced Micro Devices, Inc	1,582
844	*	Alpha & Omega Semiconductor Ltd	11
1,266	*	Ambarella, Inc	77
3,751	*	Amkor Technology, Inc	49
12,553		Analog Devices, Inc	1,492
31,848		Applied Materials, Inc	1,944
1,183	*	Axcelis Technologies, Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,452	*	AXT, Inc	$6
13,351		Broadcom, Inc	4,219
2,689		Brooks Automation, Inc	113
1,007		Cabot Microelectronics Corp	145
839	*	Ceva, Inc	23
1,924	*	Cirrus Logic, Inc	159
1,495		Cohu, Inc	34
3,781	*	Cree, Inc	174
11,582		Cypress Semiconductor Corp	270
1,498	*	Diodes, Inc	84
3,169	*,e	Enphase Energy, Inc	83
4,734		Entegris, Inc	237
2,741	*	First Solar, Inc	153
2,989	*	Formfactor, Inc	78
445	*	Ichor Holdings Ltd	15
705	*,e	Impinj, Inc	18
1,603	*	Inphi Corp	119
150,327		Intel Corp	8,997
5,473		KLA Corp	975
4,927		Lam Research Corp	1,441
2,616	*	Lattice Semiconductor Corp	50
1,568	*	MACOM Technology Solutions Holdings, Inc	42
23,160		Marvell Technology Group Ltd	615
9,274		Maxim Integrated Products, Inc	570
2,280	*	MaxLinear, Inc	48
7,965		Microchip Technology, Inc	834
38,343	*	Micron Technology, Inc	2,062
1,742		MKS Instruments, Inc	192
1,367		Monolithic Power Systems, Inc	243
1,995	*	Nanometrics, Inc	73
1,216	*	NeoPhotonics Corp Ltd	11
192		NVE Corp	14
20,147		NVIDIA Corp	4,741
15,220	*	ON Semiconductor Corp	371
1,181	*	PDF Solutions, Inc	20
2,703	*	Photronics, Inc	43
1,113		Power Integrations, Inc	110
3,957	*	Qorvo, Inc	460
39,452		QUALCOMM, Inc	3,481
4,243	*	Rambus, Inc	58
2,520	*	Semtech Corp	133
1,625	*	Silicon Laboratories, Inc	188
5,799		Skyworks Solutions, Inc	701
51	*	SMART Global Holdings, Inc	2
2,299	*,e	SunPower Corp	18
5,732		Teradyne, Inc	391
32,445		Texas Instruments, Inc	4,162
1,266	*	Ultra Clean Holdings	30
1,389		Universal Display Corp	286
1,833	*	Veeco Instruments, Inc	27
8,914		Xilinx, Inc	872
1,849		Xperi Corp	34

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	43,568

SOFTWARE & SERVICES - 12.2%
1,998	*	2U, Inc	48
3,462	*	8x8, Inc	63
1,883	*	A10 Networks, Inc	13
22,000		Accenture plc	4,632
4,522	*	ACI Worldwide, Inc	171
16,825	*	Adobe, Inc	5,549
5,728	*	Akamai Technologies, Inc	495
792	*	Alarm.com Holdings, Inc	34
1,403		Alliance Data Systems Corp	157

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

906	*	Altair Engineering, Inc	$33
1,605	*,e	Alteryx, Inc	161
4,521		Amdocs Ltd	326
1,091		American Software, Inc (Class A)	16
2,896	*	Anaplan, Inc	152
2,922	*	Ansys, Inc	752
538	*	Appfolio, Inc	59
1,096	*,e	Appian Corp	42
2,441	*	Aspen Technology, Inc	295
3,721	*	Atlassian Corp plc	448
7,727	*	Autodesk, Inc	1,418
14,997		Automatic Data Processing, Inc	2,557
1,505	*	Avalara, Inc	110
3,817	*	Avaya Holdings Corp	52
1,498	*	Benefitfocus, Inc	33
5,264	*	Black Knight, Inc	339
1,852		Blackbaud, Inc	147
1,191	*	Blackline, Inc	61
4,784		Booz Allen Hamilton Holding Co	340
1,563	*	Bottomline Technologies, Inc	84
4,699	*	Box, Inc	79
1,247	*	Brightcove, Inc	11
3,900		Broadridge Financial Solutions, Inc	482
946	*	CACI International, Inc (Class A)	236
9,861	*	Cadence Design Systems, Inc	684
842	*	Cardtronics plc	38
576		Cass Information Systems, Inc	33
4,074		CDK Global, Inc	223
1,164	*	Cerence Inc	26
3,161	*	Ceridian HCM Holding, Inc	215
921	*	ChannelAdvisor Corp	8
1,430	*	Cision Ltd	14
4,398		Citrix Systems, Inc	488
5,802	*,e	Cloudera, Inc	67
18,715		Cognizant Technology Solutions Corp (Class A)	1,161
1,509	*	Commvault Systems, Inc	67
7,418	*	Conduent, Inc	46
3,306	*	CoreLogic Inc	145
2,077	*	Cornerstone OnDemand, Inc	122
1,958	*	Coupa Software, Inc	286
1,299		CSG Systems International, Inc	67
574	*,e	Digimarc Corp	19
2,714	*	Digital Turbine, Inc	19
5,396	*	DocuSign, Inc	400
643	*	Domo, Inc	14
7,483	*	Dropbox, Inc	134
9,523		DXC Technology Co	358
1,061	*	Dynatrace, Inc	27
927	e	Ebix, Inc	31
648	*	eGain Corp	5
1,317	*	Elastic NV	85
2,483	*	Endurance International Group Holdings, Inc	12
1,657	*	Envestnet, Inc	115
1,908	*	EPAM Systems, Inc	405
1,684	*	Euronet Worldwide, Inc	265
1,144	*	Everbridge, Inc	89
2,472	*	Everi Holdings, Inc	33
2,375		EVERTEC, Inc	81
503	*	Evo Payments, Inc	13
1,241	*	ExlService Holdings, Inc	86
1,096	*	Fair Isaac Corp	411
21,059		Fidelity National Information Services, Inc	2,929
6,880	*	FireEye, Inc	114
19,517	*	Fiserv, Inc	2,257

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,029	*	Five9, Inc	$133
2,968	*	FleetCor Technologies, Inc	854
1,062	*	ForeScout Technologies, Inc	35
5,020	*	Fortinet, Inc	536
3,100	*	Gartner, Inc	478
5,261		Genpact Ltd	222
10,338		Global Payments, Inc	1,887
6,208	*	GoDaddy, Inc	422
2,905	*	Guidewire Software, Inc	319
1,077		Hackett Group, Inc	17
1,304	*	HubSpot, Inc	207
351	*	I3 Verticals, Inc	10
1,377	*	Information Services Group, Inc	3
1,210	*	Inspired Entertainment, Inc	8
825	*	Instructure, Inc	40
385	*,e	Intelligent Systems Corp	15
30,563		International Business Machines Corp	4,097
8,623		Intuit, Inc	2,259
1,794		j2 Global, Inc	168
2,676		Jack Henry & Associates, Inc	390
5,716		KBR, Inc	174
4,837		Leidos Holdings, Inc	474
3,363	*	Limelight Networks, Inc	14
2,140	*	Liveperson, Inc	79
2,391	*	LiveRamp Holdings, Inc	115
1,820		LogMeIn, Inc	156
869	*	Majesco	7
2,259	*	Manhattan Associates, Inc	180
1,025		Mantech International Corp (Class A)	82
30,580		Mastercard, Inc (Class A)	9,131
2,080		MAXIMUS, Inc	155
388	*	Medallia, Inc	12
261,164		Microsoft Corp	41,185
367	*	MicroStrategy, Inc (Class A)	52
1,253	*	Mitek Systems, Inc	10
1,693	*	MobileIron, Inc	8
844	*	Model N, Inc	30
1,446	*,e	MongoDB, Inc	190
1,631	*	New Relic, Inc	107
2,596		NIC, Inc	58
19,906		NortonLifelock, Inc	508
9,317	*	Nuance Communications, Inc	166
4,944	*	Nutanix, Inc	155
3,609	*	Okta, Inc	416
1,227	*	OneSpan, Inc	21
70,915		Oracle Corp	3,757
1,361	*,e	Pagerduty, Inc	32
3,213	*	Palo Alto Networks, Inc	743
10,946		Paychex, Inc	931
1,706	*	Paycom Software, Inc	452
1,003	*	Paylocity Holding Corp	121
40,720	*	PayPal Holdings, Inc	4,405
1,045	*,e	Paysign Inc	11
1,438		Pegasystems, Inc	115
1,320	*	Perficient, Inc	61
5,214		Perspecta, Inc	138
2,202	*	Pluralsight, Inc	38
621	*	PRGX Global, Inc	3
1,791		Progress Software Corp	74
1,867	*	Proofpoint, Inc	214
1,099	*	PROS Holdings, Inc	66
3,677	*	PTC, Inc	275
1,206	*	Q2 Holdings, Inc	98
400		QAD, Inc (Class A)	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,213	*	Qualys, Inc	$101
1,695	*	Rapid7, Inc	95
2,285	*	RealPage, Inc	123
2,430	*	RingCentral, Inc	410
10,188		Sabre Corp	229
1,841	*	SailPoint Technologies Holding, Inc	43
28,459	*	salesforce.com, Inc	4,629
2,092		Science Applications International Corp	182
257	*,e	SecureWorks Corp	4
6,396	*	ServiceNow, Inc	1,806
779	*,e	SharpSpring Inc	9
502	*	ShotSpotter, Inc	13
3,012	*	Smartsheet, Inc	135
1,330	*,e	SolarWinds Corp	25
5,371	*	Splunk, Inc	804
1,380	*	SPS Commerce, Inc	76
11,771	*	Square, Inc	736
7,627		SS&C Technologies Holdings, Inc	468
2,959	*	SVMK, Inc	53
1,325		Switch, Inc	20
1,511	*	Sykes Enterprises, Inc	56
1,342	*,e	Synchronoss Technologies, Inc	6
5,041	*	Synopsys, Inc	702
2,099	*	Telaria, Inc	19
2,092	*	TeleNav, Inc	10
303	*	Tenable Holdings, Inc	7
4,419	*	Teradata Corp	118
4,572		TiVo Corp	39
1,339	*	Trade Desk, Inc	348
440	*,e	TransEnterix, Inc	1
541		TTEC Holdings, Inc	21
349	*,e	Tucows, Inc	22
4,079	*	Twilio, Inc	401
1,396	*	Tyler Technologies, Inc	419
2,160	*	Unisys Corp	26
265	*	Upland Software, Inc	9
1,838	*	Upwork, Inc	20
1,028	*	Varonis Systems, Inc	80
2,429	*	Verint Systems, Inc	134
3,641	*	VeriSign, Inc	702
3,457	*	Verra Mobility Corp	48
2,063	*,e	VirnetX Holding Corp	8
1,072	*	Virtusa Corp	49
59,107		Visa, Inc (Class A)	11,106
2,748	*	VMware, Inc (Class A)	417
14,555		Western Union Co	390
1,532	*	WEX, Inc	321
5,643	*	Workday, Inc	928
912	*	Workiva, Inc	38
2,990	*	Yext, Inc	43
3,760	*	Zendesk, Inc	288
2,044	*	Zix Corp	14
2,136	*	Zscaler, Inc	99
2,992	*	Zuora Inc	43

		TOTAL SOFTWARE & SERVICES	135,019

TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
4,245	*	3D Systems Corp	37
1,869		Adtran, Inc	19
1,071	*	Agilysys, Inc	27
9,968		Amphenol Corp (Class A)	1,079
1,131	*	Anixter International, Inc	104
153,498	d	Apple, Inc	45,074
712	*,e	Applied Optoelectronics, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,011	*	Arista Networks, Inc	$409
2,522	*	Arlo Technologies, Inc	11
2,538	*	Arrow Electronics, Inc	215
1,363	*	Avid Technology, Inc	12
3,554		Avnet, Inc	151
1,630		AVX Corp	33
1,096		Badger Meter, Inc	71
429		Bel Fuse, Inc (Class B)	9
1,632		Belden CDT, Inc	90
1,932		Benchmark Electronics, Inc	66
1,369	*	CalAmp Corp	13
1,907	*	Calix, Inc	15
176	*	Casa Systems, Inc	1
5,080		CDW Corp	726
5,012	*	Ciena Corp	214
148,305		Cisco Systems, Inc	7,113
522	*	Clearfield, Inc	7
5,437		Cognex Corp	305
954	*	Coherent, Inc	159
6,754	*	CommScope Holding Co, Inc	96
784		Comtech Telecommunications Corp	28
26,502		Corning, Inc	771
1,256		CTS Corp	38
48		Daktronics, Inc	0	^
5,361	*	Dell Technologies, Inc	276
2,906	*	Diebold, Inc	31
1,019	*	Digi International, Inc	18
2,138		Dolby Laboratories, Inc (Class A)	147
1,847	*	EchoStar Corp (Class A)	80
518	*	ePlus, Inc	44
4,537	*	Extreme Networks, Inc	33
2,012	*	F5 Networks, Inc	281
1,440	*	Fabrinet	93
655	*	FARO Technologies, Inc	33
6,696	*	Fitbit, Inc	44
4,422		FLIR Systems, Inc	230
3,142	*	Harmonic, Inc	25
44,967		Hewlett Packard Enterprise Co	713
50,787		HP, Inc	1,044
3,386	*	II-VI, Inc	114
1,305	*	Immersion Corp	10
5,792	*	Infinera Corp	46
2,359	*,e	Inseego Corp	17
1,383	*	Insight Enterprises, Inc	97
1,347		InterDigital, Inc	73
1,172	*	IPG Photonics Corp	170
944	*	Iteris, Inc	5
1,329	*	Itron, Inc	112
4,847		Jabil Inc	200
11,699		Juniper Networks, Inc	288
1,750		Kemet Corp	47
6,356	*	Keysight Technologies, Inc	652
1,038	*	Kimball Electronics, Inc	18
3,427	*	Knowles Corp	73
758	*	KVH Industries, Inc	8
939		Littelfuse, Inc	180
2,759	*	Lumentum Holdings, Inc	219
1,398		Methode Electronics, Inc	55
5,680		Motorola Solutions, Inc	915
632		MTS Systems Corp	30
428	*	Napco Security Technologies, Inc	13
4,043		National Instruments Corp	171
4,702	*	NCR Corp	165
8,306		NetApp, Inc	517

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,274	*	Netgear, Inc	$31
3,375	*	Netscout Systems, Inc	81
236	*	nLight, Inc	5
1,269	*	Novanta, Inc	112
673	*	OSI Systems, Inc	68
406	*,e	PAR Technology Corp	12
766		Park Aerospace Corp	12
430		PC Connection, Inc	21
1,300		Plantronics, Inc	36
884	*	Plexus Corp	68
8,066	*	Pure Storage, Inc	138
2,205	*	Ribbon Communications, Inc	7
701	*	Rogers Corp	87
2,856	*	Sanmina Corp	98
958	*	Scansource, Inc	35
1,939	*	Stratasys Ltd	39
1,338	*	Synaptics, Inc	88
1,480		Synnex Corp	191
1,151	*	Tech Data Corp	165
8,652	*	Trimble Inc	361
3,576	*	TTM Technologies, Inc	54
312	e	Ubiquiti, Inc	59
2,057	*	Viasat, Inc	151
8,882	*	Viavi Solutions, Inc	133
5,245		Vishay Intertechnology, Inc	112
398	*	Vishay Precision Group, Inc	14
9,975		Western Digital Corp	633
6,252		Xerox Holdings Corp	231
1,840	*	Zebra Technologies Corp (Class A)	470

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	67,700

TELECOMMUNICATION SERVICES - 1.9%
410	*	Anterix, Inc	18
252,280		AT&T, Inc	9,859
373		ATN International, Inc	21
565	*	Bandwidth Inc	36
1,565	*	Boingo Wireless, Inc	17
38,502		CenturyLink, Inc	509
1,877	*	Cincinnati Bell, Inc	20
1,599		Cogent Communications Group, Inc	105
2,586		Consolidated Communications Holdings, Inc	10
2,248	*,e	Gogo, Inc	14
2,353	*	Intelsat S.A.	17
2,990	*	Iridium Communications, Inc	74
661	*	Ooma, Inc	9
2,552	*	ORBCOMM, Inc	11
1,811		Shenandoah Telecom Co	75
859		Spok Holdings, Inc	11
19,979	*	Sprint Corp	104
3,834		Telephone & Data Systems, Inc	97
10,552	*	T-Mobile US, Inc	827
176	*	US Cellular Corp	6
143,276		Verizon Communications, Inc	8,797
7,849	*	Vonage Holdings Corp	58
7,262	*	Zayo Group Holdings, Inc	252

		TOTAL TELECOMMUNICATION SERVICES	20,947

TRANSPORTATION - 1.9%
2,138	*	Air Transport Services Group, Inc	50
3,985		Alaska Air Group, Inc	270
502		Allegiant Travel Co	87
236		Amerco, Inc	89
13,636	e	American Airlines Group, Inc	391
37		ArcBest Corp	1

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

285	*	Atlas Air Worldwide Holdings, Inc	$8
1,550	*	Avis Budget Group, Inc	50
4,786		CH Robinson Worldwide, Inc	374
1,092		Copa Holdings S.A. (Class A)	118
1,032		Costamare, Inc	10
452	*	Covenant Transportation Group, Inc	6
25,477		CSX Corp	1,844
763	*	Daseke, Inc	2
19,568		Delta Air Lines, Inc	1,144
1,536	*,e	Eagle Bulk Shipping, Inc	7
1,070	*	Echo Global Logistics, Inc	22
5,558		Expeditors International of Washington, Inc	434
8,442		FedEx Corp	1,276
902		Forward Air Corp	63
715		Hawaiian Holdings, Inc	21
1,188		Heartland Express, Inc	25
3,403	*	Hertz Global Holdings, Inc	54
1,279	*	Hub Group, Inc (Class A)	66
2,886		JB Hunt Transport Services, Inc	337
10,338	*	JetBlue Airways Corp	194
3,398		Kansas City Southern	520
2,088	*	Kirby Corp	187
4,783		Knight-Swift Transportation Holdings, Inc	171
1,543		Landstar System, Inc	176
6,475	*	Lyft, Inc (Class A)	279
3,019		Macquarie Infrastructure Co LLC	129
1,495		Marten Transport Ltd	32
1,675		Matson, Inc	68
9,069		Norfolk Southern Corp	1,761
2,240		Old Dominion Freight Line	425
334		Park-Ohio Holdings Corp	11
1,449	*	Radiant Logistics, Inc	8
1,666		Ryder System, Inc	90
1,798	*	Safe Bulkers, Inc	3
945	*	Saia, Inc	88
1,179		Schneider National, Inc	26
2,180		Scorpio Bulkers, Inc	14
1,961		Skywest, Inc	127
16,154		Southwest Airlines Co	872
2,177	*	Spirit Airlines, Inc	88
32,408	*	Uber Technologies, Inc	964
24,019		Union Pacific Corp	4,342
7,840	*	United Airlines Holdings Inc	691
24,033		United Parcel Service, Inc (Class B)	2,813
200		Universal Logistics Holdings Inc	4
1,875		Werner Enterprises, Inc	68
3,234	*	XPO Logistics, Inc	258
147	*,e	YRC Worldwide, Inc	0	^

		TOTAL TRANSPORTATION	21,158

UTILITIES - 3.2%
22,861		AES Corp	455
1,901		Allete, Inc	154
7,893		Alliant Energy Corp	432
8,359		Ameren Corp	642
16,902		American Electric Power Co, Inc	1,597
1,409		American States Water Co	122
6,200		American Water Works Co, Inc	762
7,640		Aqua America, Inc	359
443	*	AquaVenture Holdings Ltd	12
366		Artesian Resources Corp	14
5,498	*,e	Atlantic Power Corp	13
3,854		Atmos Energy Corp	431
1,521		Avangrid, Inc	78

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,203		Avista Corp	$106
2,128		Black Hills Corp	167
812	*,e	Cadiz, Inc	9
1,860		California Water Service Group	96
17,247		Centerpoint Energy, Inc	470
640		Chesapeake Utilities Corp	61
1,290		Clearway Energy, Inc (Class A)	25
2,243		Clearway Energy, Inc (Class C)	45
9,924		CMS Energy Corp	624
11,205		Consolidated Edison, Inc	1,014
626		Consolidated Water Co, Inc	10
27,550		Dominion Energy Inc	2,282
6,370		DTE Energy Co	827
25,113		Duke Energy Corp	2,291
11,609		Edison International	875
1,320		El Paso Electric Co	90
6,725		Entergy Corp	806
8,173		Evergy, Inc	532
11,262		Eversource Energy	958
33,843		Exelon Corp	1,543
18,173		FirstEnergy Corp	883
919		Genie Energy Ltd	7
349		Global Water Resources, Inc	5
3,788		Hawaiian Electric Industries, Inc	177
1,806		Idacorp, Inc	193
6,373		MDU Resources Group, Inc	189
1,395		MGE Energy, Inc	110
644		Middlesex Water Co	41
2,568		National Fuel Gas Co	119
3,351		New Jersey Resources Corp	149
16,627		NextEra Energy, Inc	4,026
12,354		NiSource, Inc	344
1,124		Northwest Natural Holding Co	83
1,853		NorthWestern Corp	133
8,631		NRG Energy, Inc	343
6,410		OGE Energy Corp	285
2,027		ONE Gas, Inc	190
1,582		Ormat Technologies, Inc	118
1,523		Otter Tail Corp	78
2,658		Pattern Energy Group, Inc	71
18,731	*,b	PG&E Corp	204
3,779		Pinnacle West Capital Corp	340
3,215		PNM Resources, Inc	163
3,158		Portland General Electric Co	176
25,287		PPL Corp	907
17,110		Public Service Enterprise Group, Inc	1,010
626	*	Pure Cycle Corp	8
263		RGC Resources, Inc	7
9,564		Sempra Energy	1,449
678		SJW Corp	48
3,054		South Jersey Industries, Inc	101
36,015		Southern Co	2,294
1,840		Southwest Gas Holdings Inc	140
431		Spark Energy, Inc	4
1,831		Spire, Inc	153
1,698		TerraForm Power, Inc	26
7,337		UGI Corp	331
534		Unitil Corp	33
13,883		Vistra Energy Corp	319
10,897		WEC Energy Group, Inc	1,005
18,024		Xcel Energy, Inc	1,144
490		York Water Co	23

		TOTAL UTILITIES	35,331

		TOTAL COMMON STOCKS	1,096,730

		(Cost $399,042)

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY			VALUE (000)

RIGHTS / WARRANTS - 0.0%

MATERIALS - 0.0%
1,126	†	A Schulman, Inc CVR			$0	^
11,807	†	Pan American Silver Corp			3

		TOTAL MATERIALS			3

MEDIA & ENTERTAINMENT - 0.0%
4,469	†	Media General, Inc			0

		TOTAL MEDIA & ENTERTAINMENT			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,565	*,†	Elanco Animal Health, Inc CVR			0	^
244	†	Omthera Pharmaceuticals, Inc			0	^
390	†	Tobira Therapeutics, Inc			0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			0	^

		TOTAL RIGHTS / WARRANTS			3

		(Cost $12)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.7%
$ 7,720,000		Federal Home Loan Bank (FHLB)	1.150%	01/02/20	7,720

		TOTAL GOVERNMENT AGENCY DEBT			7,720

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
5,860,634	c	State Street Navigator Securities Lending Government Money Market Portfolio			5,861

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			5,861

		TOTAL SHORT-TERM INVESTMENTS			13,581

		(Cost $13,581)
		TOTAL INVESTMENTS - 100.6%			1,110,314
		(Cost $412,635)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(6,572)

		NET ASSETS - 100.0%			$1,103,742

Abbreviation(s):

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The value of securities on loan is $7,624,056.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	41	03/20/20	$6,608	$6,623	$15

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contractowners of the Stock Index Account of TIAA Separate Account VA-1

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of Stock Index Account of TIAA Separate Account VA-1 (the “Account”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 24, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: February 24, 2020	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 24, 2020	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: February 24, 2020	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 13. Exhibits.

13(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer